N-2 - USD ($)					2 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
		Jun. 24, 2025	Sep. 30, 2020		Sep. 30, 2020		Sep. 30, 2020		Mar. 31, 2025	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022	Sep. 30, 2021
Cover [Abstract]
Entity Central Index Key		0001788420
Amendment Flag		false
Entity Inv Company Type		N-2
Investment Company Act File Number		811-23482
Document Type		N-2
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		3
Entity Registrant Name		KEYSTONE PRIVATE INCOME FUND
Entity Address, Address Line One		c/o UMB Fund Services, Inc.
Entity Address, Address Line Two		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
City Area Code		1-888
Local Phone Number		332-3320
Approximate Date of Commencement of Proposed Sale to Public		Jun. 24, 2025
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class A Shares	Class D Shares	Class Y Shares	Class I Shares	Class Z Shares
Sales Charge (as a percentage of subscription amount)(1)	3.50%	3.50%	None	None	None
Early repurchase fee (as a percentage of repurchase proceeds)(2)	2.00%	2.00%	2.00%	2.00%	2.00%

(1)	Investments in Class A Shares and Class D Shares are subject to a sales charge of 3.50%. No sales charge will be charged on purchases of Class Y Shares, Class I Shares and Class Z Shares.
(2)	If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than 365 calendar days, then such repurchase will be subject to a 2.00% early repurchase fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early repurchase fee, the Fund will repurchase that portion of the Shares held the longest first.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fees(3)	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and Servicing Fees(4)	1.00%	0.90%	0.25%	0.15%	None
Fees and Interest Payments on Borrowed Funds(5)	0.22%	0.22%	0.22%	0.22%	0.22%
Incentive Fee(6)	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses(5)	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Expenses	3.96%	3.86%	3.21%	3.11%	2.96%
Fee Waivers and/or Expense Reimbursements(7)	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses (after Fee Waivers and/or Expense Reimbursements)	3.96%	3.86%	3.21%	3.11%	2.96%
(3)	Pursuant to the Investment Management Agreement, and in consideration of the advisory services provided by the Investment Manager to the Fund, the Investment Manager receives an annual Investment Management Fee, calculated and payable monthly in arrears, equal to 1.50% of the Fund’s net assets determined as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date and decreases the net profits or increases the net losses of the Fund that are credited to its Shareholders. The Investment Manager also receives an Incentive Fee, as described below. See “INVESTMENT MANAGEMENT AND INCENTIVE FEES” for additional information.
(4)	The Fund has obtained exemptive relief from the SEC permitting it to offer multiple classes of Shares and the Board has adopted, on behalf of the Fund, a Distribution and Service Plan for Class A Shares, Class D Shares, Class Y Shares and Class I Shares. The Fund may charge a Distribution and Servicing Fee up to a maximum of 1.00% per year on Class A Shares, a maximum of 0.90% per year on Class D Shares, a maximum of 0.25% per year on Class Y Shares, and a maximum of 0.15% on Class I Shares on an annualized basis of the aggregate net assets of the Fund attributable to each such class. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares, Class D Shares, Class Y Shares or Class I Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”
(5)	Fees and Interest Payments on Borrowed Funds and “Other Expenses” (as defined below) are based on estimated amounts for the current fiscal year.
(6)	The Incentive Fee is calculated and payable monthly in arrears based upon the Fund’s net profits for the immediately preceding month, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 0.58333333 % per month (or an annualized hurdle rate of 7.00%), subject to a “catch-up” feature. The Incentive Fee will be equal to 15.00% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). See “INVESTMENT MANAGEMENT AND INCENTIVE FEES” for a full explanation of how the Incentive Fee is calculated. The Incentive Fee in the table assumes a hypothetical 10.00% gross return to shareholders. The actual amount of the Incentive Fee may be more or less than the amount in the table above.
(7)	The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver and/or Reimbursement”), if required to ensure the Total Annual Expenses (including the Investment Management Fee, but excluding taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses of the Fund) do not exceed 3.00% of the Fund’s net assets on an annualized basis (the “Expense Limit”). Because taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses of the Fund are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) may exceed 3.00% of the Fund’s net assets on an annualized basis. For a period not to exceed three years from the date on which a Waiver and/or Reimbursement is made, the Investment Manager may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the Waiver and/or Reimbursement and (ii) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. Either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon thirty days’ written notice.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

Class A Shares

You Would Pay the Following Expenses Based on the Imposition of the 3.50% Sales Charge, a 1.00% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$75	$162	$259	$561

Class D Shares

You Would Pay the Following Expenses Based on the Imposition of the 3.50% Sales Charge, a 0.90% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$74	$159	$254	$551

Class Y Shares

You Would Pay the Following Expenses Based on the Imposition of a 0.25% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$33	$107	$192	$460

Class I Shares

You Would Pay the Following Expenses Based on the Imposition of a 0.15% Distribution and Servicing Fee and a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$32	$104	$186	$448

Class Z Shares

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$31	$99	$178	$429

The examples are based on the annual fees and expenses set out in the tables above and should not be considered a representation of future expenses. The examples above exclude the 2.00% Early Repurchase Fee which would apply if your Shares are repurchased within one year of their purchase. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, is an estimate based on anticipated investments in the Fund and anticipated expenses for the current fiscal year of the Fund’s operations, and includes, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, escrow agent and custodian. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT AND INCENTIVE FEES,” “ADMINISTRATION,” “FUND EXPENSES,” and “PURCHASING SHARES.”

Basis of Transaction Fees, Note [Text Block]		as a percentage of subscription amount
Other Expenses, Note [Text Block]		Fees and Interest Payments on Borrowed Funds and “Other Expenses” (as defined below) are based on estimated amounts for the current fiscal year.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024 (Unaudited)[12]	For the Year Ended September 30, 2023 (Unaudited)[12]	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.02	$101.02	$101.02	$101.02	$100.92	$100.53
Income from Investment Operations:
Net investment income[1]	4.59	—	1.50	9.82	8.15	1.30
Net realized and unrealized gain (loss) on investments[2]	(0.71)	—	(0.01)	0.15	(0.12)	0.06
Total from investment operations	3.88	—	1.49	9.97	8.03	1.36

Distributions to investors:
From net investment income	(4.57)	—	(1.49)	(9.97)	(7.93)	(0.97)
Total distributions to investors	(4.57)	—	(1.49)	(9.97)	(7.93)	(0.97)

Net Asset Value, end of year/period	$100.33	$101.02	$100.33	$101.02	$101.02	$100.92

Total Return[3]	3.90%[4]	3.90%	1.49%	10.33%	8.24%	1.35%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$99	$—	$—	$7,445	$1,734	$1,100

Net expenses	4.17%[5,6]	0.00%	3.26%[7]	4.93%[8]	4.96%[9]	4.25%[5,10]

Net investment income	11.91%[5,6]	0.00%	10.32%[7]	9.72%[8]	8.06%[9]	8.96%[5,10]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364	61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248	23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[11]	22%[4]	56%	49%	63%	53%	1%[4]
*	Commencement of offering of Class A shares.
[1]	Per share data is computed using the average shares method.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
[3]	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.
[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]	If distribution and servicing fees of 0.90%, incentive fees of 0.63%, line of credit expenses of 0.90%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.48%, and income ratios increased by 2.48%, for the six months ended March 31, 2025.
[7]	If distribution and servicing fees of 1.00%, incentive fees of 0.28%, line of credit expenses of 0.12%, and other transaction related expenses of 0.08% had been excluded, the expense ratios would have been decreased by 1.48%, and income ratios increased by 1.48%, for the year ended September 30, 2023.
[8]	If distribution and servicing fees of 1.00%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.11%, and income ratios increased by 3.11%, for the year ended September 30, 2022.
[9]	If distribution and servicing fees of 1.06%, incentive fees of 1.61%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.86%, and the income ratios increased by 2.86%, for the year ended September 30, 2021.
[10]	If distribution and servicing fees of 1.00%, incentive fees of 0.26%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 1.63%, and the income ratios increased by 1.63%, for the period ended September 30, 2020.
[11]	Calculated at Fund level.
[12]	For the year ended September 30, 2023 and 2024, respectively, Class A had no net assets and was not included in audited financial statements.
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period September 30, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.18	$100.38	$101.13	$101.13	$100.00	$100.00
Income from Investment Operations:
Net investment income[1]	5.19	11.33	9.68	9.96	9.08	—
Net realized and unrealized gain (loss) on investments[2]	(0.75)	(0.14)	(0.76)	0.13	(0.75)	—
Total from investment operations	4.44	11.19	8.92	10.09	8.33	—

Distributions to investors:
From net investment income	(5.14)	(11.39)	(9.67)	(10.09)	(7.20)	—
Total distributions to investors	(5.14)	(11.39)	(9.67)	(10.09)	(7.20)	—

Net Asset Value, end of year/period	$99.48	$100.18	$100.38	$101.13	$101.13	$100.00

Total Return[3]	4.52%[11]	11.76%	9.22%	10.44%	8.57%	0.00%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$46,220	$34,294	$29,926	$12,122	$2,391	$62

Net expenses	4.18%[5,12]	4.87%[6]	4.53%[7]	4.82%[8]	4.36%[9]	0.00%[4]

Net investment income	11.16%[5,12]	11.32%[6]	9.61%[7]	9.85%[8]	8.98%[9]	0.00%[4]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364	61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248	23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[10]	22%[11]	56%	49%	63%	53%	1%[4]
*	Commencement of offering of Class D shares.
[1]	Per share data is computed using the average shares method.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
[3]	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.
[4]	Class D Shares commencement occurred after income and expense were allocated as of September 30, 2020.
[5]	If distribution and servicing fees of 0.90%, incentive fees of 0.75%, line of credit expenses of 0.80%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.50%, and the income ratios increased by 2.50%, for the six months ended March 31, 2025.
[6]	If distribution and servicing fees of 0.90%, incentive fees of 2.01%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 3.18%, and the income ratios increased by 3.18%, for the year ended September 30, 2024.
[7]	If distribution and servicing fees of 0.90%, incentive fees of 1.64%, line of credit expenses of 0.20%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.80%, and the income ratios increased by 2.80%, for the year ended September 30, 2023.
[8]	If distribution and servicing fees of 0.90%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.01%, and the income ratios increased by 3.01%, for the year ended September 30, 2022.
[9]	If distribution and servicing fees of 0.91%, incentive fees of 1.74%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.84%, and the income ratios increased by 2.84%, for the year ended September 30, 2021.
[10]	Calculated at Fund level.
[11]	Not annualized.
[12]	Annualized, except for incentive fees.
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period July 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.33	$100.53	$101.28	$101.28	$100.58	$100.00
Income from Investment Operations:
Net investment income[1]	5.53	12.00	10.40	10.71	9.12	1.37
Net realized and unrealized gain (loss) on investments[2]	(0.75)	(0.14)	(0.81)	0.05	(0.16)	0.60
Total from investment operations	4.78	11.86	9.59	10.76	8.96	1.97

Distributions to investors:
From net investment income	(5.48)	(12.06)	(10.34)	(10.76)	(8.26)	(1.39)
Total distributions to investors	(5.48)	(12.06)	(10.34)	(10.76)	(8.26)	(1.39)

Net Asset Value, end of year/period	$99.63	$100.33	$100.53	$101.28	$101.28	$100.58

Total Return[3]	4.86%[4]	12.48%	9.93%	11.16%	9.21%	1.97%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$211,228	$174,521	$155,996	$117,699	$70,988	$20,726

Net expenses	3.54%[5,6]	4.23%[7]	3.90%[8]	4.18%[9]	4.12%[10]	3.43%[5,11]

Net investment income	11.82%[5,6]	11.97%[7]	10.31%[8]	10.58%[9]	9.00%[10]	6.12%[5,11]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364	61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248	23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[12]	22%[4]	56%	49%	63%	53%	1%[4]
*	Commencement of operations.
[1]	Per share data is computed using the average shares method.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
[3]	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.
[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]	If distribution and servicing fees of 0.25%, incentive fees of 0.76%, line of credit expenses of 0.80%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.86%, and the income ratios increased by 1.86%, for the six months ended March 31, 2025.
[7]	If distribution and servicing fees of 0.25%, incentive fees of 2.02%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.54%, and the income ratios increased by 2.54%, for the year ended September 30, 2024.
[8]	If distribution and servicing fees of 0.25%, incentive fees of 1.65%, line of credit expenses of 0.20%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.16%, and the income ratios increased by 2.16%, for the year ended September 30, 2023.
[9]	If distribution and servicing fees of 0.25%, incentive fees of 1.92%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.38%, and the income ratios increased by 2.38%, for the year ended September 30, 2022.
[10]	If distribution and servicing fees of 0.25%, incentive fees of 1.64%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.08%, and the income ratios increased by 2.08% for the year ended September 30, 2021.
[11]	If distribution and servicing fees of 0.14%, incentive fees of 0.25%, and line of credit expenses of 0.29% had been excluded, the expense ratios would have been decreased by 0.68%, and the income ratios increased by 0.68%, for the period ended September 30, 2020.
[12]	Calculated at Fund level.
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.02	$100.21	$100.96	$100.96	$100.76	$100.53
Income from Investment Operations:
Net investment income[1]	5.50	12.12	10.52	10.90	9.52	1.67
Net realized and unrealized gain (loss) on investments[2]	(0.70)	(0.19)	(0.86)	(0.07)	(0.55)	(0.19)
Total from investment operations	4.80	11.93	9.66	10.83	8.97	1.48

Distributions to investors:
From net investment income	(5.51)	(12.12)	(10.41)	(10.83)	(8.77)	(1.25)
Total distributions to investors	(5.51)	(12.12)	(10.41)	(10.83)	(8.77)	(1.25)

Net Asset Value, end of year/period	$99.31	$100.02	$100.21	$100.96	$100.96	$100.76

Total Return[3]	4.90%[4]	12.60%	10.03%	11.27%	9.24%	1.47%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$96,002	$101,095	$79,045	$23,003	$64,570	$11,755

Net expenses	3.44%[5,6]	4.18%[7]	3.83%[8]	4.08%[9]	3.84%[10]	3.43%[5,11]

Net investment income	11.82%[5,6]	12.13%[7]	10.47%[8]	10.80%[9]	9.42%[10]	11.35%[5,11]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364	61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248	23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[12]	22%[4]	56%	49%	63%	53%	1%[4]
*	Commencement of offering of Class I shares.
[1]	Per share data is computed using the average shares method.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
[3]	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.
[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]	If distribution and servicing fees of 0.15%, incentive fees of 0.76%, line of credit expenses of 0.80%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.76%, and the income ratios increased by 1.76%, for the six months ended March 31, 2025.
[7]	If distribution and servicing fees of 0.15%, incentive fees of 2.04%, line of credit expenses of 0.26%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.47%, and the income ratios increased by 2.47%, for the year ended September 30, 2024.
[8]	If distribution and servicing fees of 0.15%, incentive fees of 1.68%, line of credit expenses of 0.21%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.10%, and the income ratios increased by 2.10%, for the year ended September 30, 2023.
[9]	If distribution and servicing fees of 0.15%, incentive fees of 1.94%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.30%, and the income ratios increased by 2.30%, for the year ended September 30, 2022.
[10]	If distribution and servicing fees of 0.15%, incentive fees of 1.69%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.03%, and the income ratios increased by 2.03%, for the year ended September 30, 2021.
[11]	If distribution and servicing fees of 0.15%, incentive fees of 0.30%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.82%, and the income ratios increased by 0.82%, for the period ended September 30, 2020.
[12]	Calculated at Fund level.
	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.33		$100.53	$101.28	$101.28	$100.56	$100.53
Income from Investment Operations:
Net investment income[1]	5.63		12.20	10.66	10.94	9.49	1.68
Net realized and unrealized gain (loss) on investments[2]	(0.73)		(0.09)	(0.81)	0.07	(0.27)	(0.21)
Total from investment operations	4.90		12.11	9.85	11.01	9.22	1.47

Distributions to investors:
From net investment income	(5.60)		(12.31)	(10.60)	(11.01)	(8.50)	(1.44)
Total distributions to investors	(5.60)		(12.31)	(10.60)	(11.01)	(8.50)	(1.44)

Net Asset Value, end of year/period	$99.63		$100.33	$100.53	$101.28	$101.28	$100.56

Total Return[3]	4.99	%4	12.76%	10.20%	11.43%	9.49%	1.46%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$1,231,293		$1,094,295	$772,657	$535,110	$185,090	$32,680

Net expenses	3.30%[5,6]		3.97%[7]	3.66%[8]	3.93%[9]	3.82%[10]	3.25%[5,11]

Net investment income	12.04%[5,6]		12.17%[7]	10.57%[8]	10.81%[9]	9.37%[10]	11.41%[5,11]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364		61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248		23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[12]	22%[4]		56%	49%	63%	53%	1%[4]
*	Commencement of offering of Class Z shares.
[1]	Per share data is computed using the average shares method.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
[3]	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.
[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]	If incentive fees of 0.76%, line of credit expenses of 0.80%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.61%, and the income ratios increased by 1.61% for the six months ended March 31, 2025.
[7]	If incentive fees of 2.01%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.28%, and the income ratios increased by 2.28% for the year ended September 30, 2024.
[8]	If incentive fees of 1.65%, line of credit expenses of 0.21%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 1.92%, and the income ratios increased by 1.92% for the year ended September 30, 2023.
[9]	If incentive fees of 1.91%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.12%, and the income ratios increased by 2.12% for the year ended September 30, 2022.
[10]	If incentive fees of 1.66%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 1.85%, and the income ratios increased by 1.85% for the year ended September 30, 2021.
[11]	If incentive fees of 0.29%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.66%, and the income ratios increased by 0.66%, for the period ended September 30, 2020.
[12]	Calculated at Fund level.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund has a primary objective to produce current income. The Investment Manager manages the Fund’s portfolio with a view toward producing current income, managing liquidity and protecting against downside scenarios. Under normal market conditions, the Fund seeks to achieve its investment objective by opportunistically investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in a wide range of private credit-oriented or other cash flow producing investments, including corporate loans and credit facilities, equipment leasing transactions, real estate backed loans, corporate and consumer receivables, and other specialty finance opportunities or income-producing assets. The Fund may allocate its assets through a wide range of investment vehicles and structures, including among others as senior debt and also as subordinated debt, preferred equity and common equity investments. There can be no assurance that the Fund will achieve its investment objective.

The Investment Manager intends to invest in a wide variety of private credit investments intended to reduce the risk associated with the Fund’s investment strategy, which may include without limitation:

●	Primarily targeting asset-backed investments that are secured by diversified classes of collateral;

●	Further diversifying investments across asset types, collateral protections, geographies, industries, capital structures, and maturity dates; and

●	Monitoring underlying asset valuations, reviewing payment histories and tracking performance of counterparties and their compliance with financial and other covenants.

The Fund seeks to provide investors with attractive risk-adjusted returns and current income by investing in a diversified portfolio of first lien, senior secured credit-related opportunities, but may also include second lien senior secured asset-backed loans, unsecured debt, preferred equity investments, and common equity investments. The Fund may purchase interests in various private credit investments directly from the Fund’s target companies, sponsors or other counterparties as primary market investments or through secondary market transactions. In connection with its private credit investments, the Fund may on occasion receive equity interests such as warrants, options, or other equity-related instruments. In addition, the Fund may also invest in credit investments that are secured by various types and classes of real estate assets in an effort to optimize the diversification of the portfolio.

Except as otherwise indicated, the Fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without Shareholder approval. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares.

Investment strategies

The Investment Manager believes the availability of private credit capital to certain borrowers has decreased as a result of the narrowed focus of the U.S. and global banking sectors due to heavy regulatory restrictions and capital requirements. A larger number of businesses are unable to access the mainstream borrowing markets. As a result, the Investment Manager believes that there exists a compelling opportunity to be a provider of credit capital to businesses that may be just outside the parameters of traditional bank financing. In addition, the Investment Manager believes numerous opportunities exist to provide credit capital in situations where certainty of close, speed in execution or understanding of the borrower’s business may be more important decision factors to a borrower than cost of capital.

The principal elements of the Fund’s investment strategy include making investments in transactions with one or more of the following characteristics:

●	Contractual Cash Flows. Investments in assets that primarily generate returns through contractual, current income rather than capital appreciation. Examples of such contractual cash flows may include, without limitation, interest payments received pursuant to corporate loans and credit facilities, receipt of payments generated from equipment leasing transactions, principal and interest payments received from mortgage loans secured by commercial or residential real estate assets, collections from corporate and consumer receivables, and other contractual receipts or dividends from specialty finance opportunities or income-producing assets.

●	Secured by Valuable Collateral. Investments that are primarily backed or otherwise secured by a wide range of assets of a diversified nature. Examples of such collateral may include, without limitation, mission critical equipment, manufacturing assets, commercial, industrial and residential real estate, commercial and consumer receivables, energy producing assets, cash security deposits, letters of credit or surety bonds issued by reputable financial institutions and other valuable collateral.

●	Realization Over Fixed Period of Time. Investments that require income and principal repayment, the collection of proceeds or other realization activities are repaid on a fixed, determined schedule.

●	Capitalize on Illiquidity, Inefficiencies or Restraints in the Market. Investments that are proprietarily sourced, privately negotiated and offer financing alternatives to counterparties in a manner that may not be available through traditional commercial banks due to the size, timing, nature or circumstances of the underlying asset or business.

The Investment Manager may also invest in selected equity investments with predictable cash flow streams via joint ventures, special purpose holding companies, Fund investments and other investments which, in the opinion of the Investment Manager, offer attractive risk-adjusted return opportunities and meet the investment return objectives of the Fund. The Investment Manager believes such investments, if selected prudently, can be less correlated to mainstream markets, offer compelling risk-adjusted returns and provide valuable diversification to investors.

While identifying, reviewing and negotiating the terms of potential investments, the Investment Manager expects to consider the attributes below, without limitation, which it believes will help in selecting investments that can generate compelling rates of return with an acceptable level of risk:

●	Underlying Asset Value. The Fund intends to consider primarily private credit investments that are secured, collateralized or otherwise backed by valuable assets that can be disposed of, liquidated or otherwise realized as repayment of the Fund’s investment in an ordinary and reasonable manner.

●	Stable Operating Businesses. The Fund intends to consider primarily private credit investments associated with companies, businesses and other operators that have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows to repay the Fund’s investment. The Fund intends to seek companies, businesses and other operators that have created and can protect their competitive advantages versus their competitors. The Fund intends generally to seek established, stable and profitable companies with a history of reliable operating cash flow. The Fund does not intend to focus on companies with highly speculative business plans.

●	Proven Management Teams. The Fund intends to consider primarily private credit investments with companies, businesses and other operators with proven management teams that have demonstrated over a period of time an ability to perform in their respective fields of expertise. The Fund will favor companies, businesses and other operators in which management’s incentives appear to be aligned with those of the Fund.

●	Investment Horizon. The Fund intends to consider primarily private credit investments that can be monetized within a twenty-four (24) to forty-eight (48) month period of time. The actual hold period for any investment made by the Fund may be shorter or longer than this range, and the hold period of certain investments may be extended as deemed appropriate, but the Fund will favor investments that can be realized within this range of time.

●	Industry. While the Fund may consider opportunities in any sector, the Fund intends to consider primarily private credit investments that prioritize industries with favorable characteristics.

●	Geography. The Fund intends to consider private credit investments with companies, businesses and other operators across diverse geographies primarily in the United States of America, but also Canada, the United Kingdom, other countries in Europe and Mexico.

The Fund expects to transact in underlying investments and other assets that it believes present a favorable return profile for the amount of risk taken. Examples of some, but not all of the key characteristics that the Investment Manager may consider and evaluate prior to recommending that the Fund transact in a particular investment may include, but are not limited to and may not include all of the following:

●	Type, use, location, transferability and valuation of an asset, cash flow, security or other collateral in which the Fund may invest;

●	Predictability, certainty and consistency of the projected yield to be generated by the asset, cash flow, security or other collateral;
●	Stability, liquidity and volatility of a particular asset, cash flow, security or other collateral;

●	Ease or difficulty with which an asset, cash flow, security or other collateral can be monetized by a counterparty, servicer, operator or the Investment Manager within a fixed period of time;

●	Historical achievement of success by a counterparty, servicer or other investment partner and likelihood of continued success in various potential market scenarios;

●	Enforceability, collectability and validity of the legal documentation governing the terms of the proposed investment transaction and specifically securing the collateral, if any;

●	Legal jurisdiction and applicable laws, rules and regulations in which the proposed investment is to be made;

●	Ability of the Investment Manager to properly monitor, review and enforce the terms of the proposed investment; and

●	Assessment of other investors who may invest in the same opportunity.

While the Investment Manager believes that the criteria listed above are important in identifying potential private credit investment opportunities, the Investment Manager considers each private credit investment on a case-by-case basis. It is possible that not all, or any, of these characteristics will be met by each investment made by the Fund.

The Fund also intends to maintain a certain level of liquid assets and intends to hold such liquid assets to the extent required for purposes of liquidity management and compliance with the Investment Company Act. To further enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by the Fund from Shareholders, the Investment Manager may sell, realize or otherwise exit certain of the Fund’s assets on the Fund’s behalf and/or borrow funds under the Fund’s credit facility. The Fund may also borrow as market conditions permit and at the discretion of the Investment Manager in order to seek enhancement of the Fund’s returns.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Fund investments will produce positive returns, or that the Fund will achieve its investment objective.

Private credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Private credit investment types

The Fund’s investments are expected to consist of investments in the debt of various operating businesses, companies and other ventures that are secured by mission critical equipment, manufacturing assets, commercial, industrial and residential real estate, commercial and consumer receivables, energy producing assets, cash security deposits, letters of credit or surety bonds issued by reputable financial institutions and other valuable collateral and may also consist of unsecured debt or preferred equity of such operating businesses, companies and other ventures, common equity participation in such operating businesses, companies and other ventures through various instruments such as warrants, options, common stock and other forms of equity participation, interests in commercial, industrial and residential real estate and other opportunistic private credit investments.

The Fund expects to make private credit investments primarily in the United States of America, but also Canada, the United Kingdom, other countries in Europe and Mexico in first lien senior secured loans and also in second lien loans, unsecured debt, preferred equity arrangements, public debt and common equity instruments. First and second lien senior secured loans are structured with the highest priority in the capital structure of an enterprise and therefore typically have the first claim on the assets and cash flows of a company. Unsecured debt and preferred equity generally rank junior in priority to any forms of secured debt in the capital structure of an enterprise. Due to this priority of cash flows and claim to assets of a business, an investment’s risk typically increases as it is placed further down the capital structure, but not always depending on the amount, nature and terms of the first and second lien senior secured loans. Investors are usually compensated for this risk in the form of higher expected returns. The following summarizes some of the major characteristics of these various investment types:

●	First Lien Senior Secured Loans. First lien senior secured loans are structured at the top of the capital structure of an enterprise and rely on the assets of the business and/or cash-flow generated by the operations of the business to satisfy interest and principal payments. Within the classes of secured debt, first lien senior secured loans benefit from first priority security rights in the tangible and intangible assets and operating cash flow of the business. First lien senior secured loans are typically the most secure part of a company’s capital structure. Moreover, senior secured loans are generally less vulnerable than other junior forms of capital to unfavorable market conditions because losses in enterprise value are first incurred by the equity investors, then by unsecured debt investors and lastly by junior, subordinated debt holders. In addition, the receipt of regular income from senior secured loan investments contributes to the reduction of investment risk over time.

●	Second Lien or Subordinated Secured Loans. Second lien or subordinated secured loans are junior in payment priority to first lien senior secured loans and typically have similar terms, collateral and covenant structures as first lien senior secured loans. However, second lien or subordinated secured loans are granted a second priority security interest in the assets of the borrower. In return, second lien or subordinated secured loans typically offer higher interest rates. Generally, second lien or subordinated secured loans earn a fixed or floating current yield over a standard benchmark, such as the prime rate or Secured Overnight Funding Rate (“SOFR”).

●	Unsecured Debt. Unsecured debt investments usually rank junior in payment priority to secured loans. Accordingly, unsecured debt may include a heightened level of risk and volatility or a loss of principal. To compensate for their junior ranking (as compared to first and second lien senior secured loans), unsecured debt investments typically offer higher returns through both higher interest rates and possible equity ownership, thus enabling the private credit investor to participate in the capital appreciation of the borrower. Unsecured debt interest payments typically consist of both cash and accrued interest and may also contain equity upside. Such securities typically earn a fixed or a floating current yield over a standard benchmark, such as the prime rate or SOFR, and potentially include sources of return from warrants or other equity-related interests that may be received or acquired in connection with such investments.
●	“Covenant-Lite” Obligations. The Fund may invest in, or obtain exposure to, obligations that may be “covenant-lite”. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached.

●	Preferred Equity. Preferred equity is a form of ownership in a company, business or other venture that ranks junior or subordinate to all forms of debt, but typically senior in priority to common equity. A company, business or other venture may have several types, classes and priorities of preferred equity, and the terms of each class of preferred equity are usually heavily negotiated between the company and the investor. Preferred equity may consist of both a current cash pay dividend and/or an accrued dividend. Holders of preferred equity may or may not participate in capital appreciation of the business. Preferred equity may also take the form of guaranteed payments of the company and function much like unsecured or even secured debt.

●	Common Equity. The Fund may also invest from time to time, directly or indirectly, in various types of equity-related securities obtained in connection with its unsecured debt or other private credit investments. Although the Fund intends to maintain its focus on private credit investments, from time to time, when an investment presents an opportunity for capital appreciation or in connection with securing particularly favorable terms in a private credit investment, the Fund may make investments in the form of preferred or common equity. Moreover, the Fund may also receive the right to make an equity investment in a company, business or other venture whose debt securities it already holds in connection with an equity financing for that company.

●	Real Estate. The Fund may also from time to time invest, directly or indirectly, in various commercial, industrial, residential real estate assets and other classes of real estate. Such investments may be structured as first lien senior secured loans, subordinated secured loans, preferred equity or common equity.

●	Public Debt. The Fund may also from time to time invest, directly or indirectly, in publicly registered debt securities, which may be secured or unsecured. Such debt will primarily consist of high yield or other bonds, which may or may not be non-investment grade. Non-investment grade bonds typically offer higher yields, but with limited protective covenants.

●	Cash and Cash Equivalents. The Fund expects to maintain a certain level of cash or cash equivalent instruments for liquidity management purposes.

Private credit INVESTMENTS versus PUBLICLY TRADED high yield BONDS

Unregistered loans can greatly differ from publicly registered securities, such as high yield bonds. Some of the key distinctions include the following:

●	Contractual Protections. Compared with private credit investments, high yield bonds and covenant-lite obligations tend not to have the same protections, covenants and asset coverage that would typically be found in a private credit arrangement. For example, private credit investments frequently require the borrower to maintain certain levels of financial performance, such as a minimum level of collateral value or borrowing base, maximum advance rate, maximum leverage ratios, minimum interest coverage and debt service coverage ratios and/or minimum operating profits.
●	Access to Information and Management. High yield bond investors generally receive only public information to monitor the performance of the underlying business. In contrast, investors in private credit transactions often receive more detailed monthly or quarterly performance updates and direct access to the management of the underlying business, which may allow the investor to more effectively monitor the creditworthiness of the investment.

●	Interest Rate Risk. High yield bonds generally offer a fixed coupon to investors, who may be susceptible to fluctuations in the value of the investment over an extended period of time as interest rates rise. Meanwhile, some private credit investments are structured with rates based off a fixed marginal spread that is often tied to a floating mechanism such as SOFR. To the extent that changes in macroeconomic conditions such as inflation expectations result in higher base interest rates, the returns of privately issued, floating-rate credit may benefit, particularly relative to fixed-rate high-yield bonds.

●	Duration. High yield bonds may often be issued by companies for a period exceeding sixty (60) months whereas private credit investors can influence more heavily and negotiate the ultimate maximum duration of the investment.

●	Yield. Private credit investments typically generate a higher yield than public bonds because private credit investors can often offer more flexible capital solutions, private credit investments can often be closed in less time and more efficiently than publicly issued debt, the details of a private deal are not always required to be publicly disclosed, and some transactions are too small to have access to the public debt markets.

●	Less Liquidity. Private credit investments are typically held by a smaller number of investors and trade less frequently, if at all, due to a lack of market activity and public information about the issuing company. While these factors can limit the ability to sell private credit to secondary purchasers, if at all, private credit investments are potentially less sensitive to day-to-day movements in publicly traded markets and changes in public sentiment.

Principal protection through COLLATERAL AND financial covenants

Many private credit instruments may also benefit from the protection of collateral that is pledged as security for the investment as well as various types of covenant obligations. Collateral pledged as security for an investment may be available as a source for repayment of the private credit investment in the event that a counterparty defaults on its payment obligations. Covenants are agreements between the borrower and its investors to operate within certain financial, operational and other limitations. Breach of a covenant, unless cured, often results in a default and acceleration of certain rights and remedies of the investors. Often, pledged collateral and covenants are agreed to between the borrower and its investors in the following forms:

●	Asset Specific Collateral & Covenants. A private credit investor may require that a borrower pledge certain assets as collateral to secure a private credit investment such that the private credit investor may foreclose upon those assets upon a default under the credit arrangement. Moreover, a private credit investor may require that a borrower maintain certain levels or valuations of its assets in order to remain in compliance with its loan agreements. Examples of asset specific covenants may include, without limitation, maximum loan-to-value ratios, maximum borrowing base or advance rate percentages, and minimum net worth requirements.
●	Financial Covenants. A private credit investor may require that a borrower meet certain financial performance milestones, typically on a yearly, quarterly or monthly basis. Examples of financial covenants may include, without limitation, minimum operating income, maximum leverage ratios, minimum interest coverage, and minimum debt service coverage ratios.

●	Negative Covenants. A private credit investor may require that a borrower be prohibited from taking certain actions. Examples of negative covenants may include, without limitation, restrictions on the borrower’s ability to incur additional debt, restrictions on liens, payments (including equity dividends), limits on excessive executive compensation, asset sales, the issuance of new securities, transactions with affiliates, investments, mergers and acquisitions, and amendments to governing documents.

●	Affirmative Covenants. A private credit investor may require that a borrower affirmatively take certain actions to maintain in compliance with its loan agreements. Examples of affirmative covenants may include, without limitation, reporting requirements, delivery of other financial information and compliance certificates, maintenance of adequate property, casualty and other insurance, use of proceeds of the loan, and the payment of taxes.

Covenants may serve as early warning triggers and control mechanisms and therefore allow a private credit investor to take actions aimed at protecting the investment or collateral.

Sources and types of income and appreciation

Private credit investments typically generate contractual income in various forms. For instance, senior secured loans and even some forms of preferred equity generally require the borrower to pay either a fixed or floating interest rate on a current basis, usually on a monthly or quarterly basis. Floating rate instruments provide potential upside to the total loan returns if nominal interest rates rise during the holding period of the loan while fixed rate loans do not.

Alternatively, some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s net asset value and also in determining net investment income for purposes of calculating the Incentive Fee. PIK interest may be combined with cash current paid interest or otherwise tailored to address both the specific circumstances of the borrower and the return requirements of the investor. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Returns from loans or preferred equity can also be generated by up-front fees or original issue discount, which is the difference between the issue price and the stated principal amount of the loan. In addition, some loans may include exit fees paid by a counterparty, which are remitted at the repayment of the loan, or prepayment protection via fees and other penalties paid by a counterparty on early repayments.

Lastly, loans and preferred equity may also provide investors with an additional source of returns through the grant or purchase of common equity or other equity participation arrangements that may be incorporated in certain transactions. The value of such participations is typically realized through the sale of the business or certain assets or dividend payments.

Investment process overview

The Fund’s underlying investments are sourced directly by the Investment Manager as well as other financial sponsors, banks, brokers, consultants, professionals, service providers, attorneys, accountants and other potential sources of private credit opportunities.

In order to review the available universe of private credit investments and select only those investments that appear best suited to the objectives, risk tolerance and mandates of the Fund and, in the Investment Manager’s opinion, most likely to perform in line with expectations, the Investment Manager expects to implement a comprehensive sourcing and preliminary review process to identify targeted investment opportunities, which may include the use of specialty trade or association groups and conferences, co-investment partners, brokers or other intermediaries and servicing relationships.

To ensure that the Fund transacts in underlying investments and other assets that it believes present a favorable return profile for the amount of risk taken, the Investment Manager intends to complete a thorough due diligence process before it completes any investment on behalf of the Fund. Examples of some, but not all of the key due diligence items that the Investment Manager may consider and evaluate prior to recommending that the Fund make an investment may include, but are not limited to and may not include all of the following:

●	Analysis of historical vs. expected operating plans, loss/default rates and projected returns;

●	Review of financial statements, audit reports and other financial documentation;

●	Evaluations of appraisals, valuation opinions and independent third-party reports;

●	Analysis of past performance and variability of achieved returns;

●	Discussions with borrowers, management teams, operators, servicers, independent professionals, brokers and other related parties to the proposed investment opportunity;

●	Confirmation of financial and other commitments by the borrowers, management teams, operators, servicers and other related parties to the proposed investment opportunity;

●	Completion of background checks and reference calls, which may include discussions with independent auditors, accountants, attorneys, servicers and other professionals;

●	Evaluation of legal protections, security of collateral, and terms of the documentation governing the proposed transaction, which may be completed by or with independent counsel;

●	Discussions with existing, prior and/or other investors with familiarity of the potential investment opportunity and applicable market conditions;

●	Availability of necessary insurance coverage, if applicable; and

●	Review of appropriate checks, controls and fraud protections.

The Investment Manager follows a structured process to source, review, close on and monitor its investments for the Fund. The Investment Manager’s investment and other professionals are involved throughout the process. The Investment Manager’s investment committee is responsible for final investment decisions.

●	Sourcing. The Investment Manager typically identifies prospective investments from a wide variety of sources. Built through the investment activities of the Investment Manager over more than a decade, this network has a proven track record of generating high quality deal flow.

●	Preliminary Review. The preliminary review process for investment opportunities is typically based on information provided by a potential counterparty to a transaction. Examples of such preliminary information may include financial statements, independent, third-party valuations of assets, business plans, market studies and other research. For opportunities that satisfy the Investment Manager’s preliminary review, a due diligence deal team is assigned to evaluate the opportunity in greater detail.

●	Financial Due Diligence. The financial due diligence process involves a detailed analysis of various aspects of each opportunity, including both qualitative and quantitative assessments, and is unique to each opportunity reviewed by the Investment Manager. Various methods are used by professionals of the Investment Manager to better understand potential return scenarios, appreciation or depreciation of underlying assets, valuation of collateral, and both the historical and projected sources of value creation for an investment. Evaluations are generally based on information obtained by investment professionals of the Investment Manager such as financial analysis, comparable analysis, sensitivity analysis, interviews with key personnel, on-site visits, reference calls, third-party reports and track record analysis. The investment committee reviews the conclusions of the due diligence analysis and may decline the opportunity, request additional information, or approve subject to legal due diligence.

●	Legal Due Diligence. In conjunction with the financial due diligence process, the legal terms, including the accounting and tax treatment, of the investment are reviewed. The Investment Manager’s internal legal, accounting and investment teams seek to negotiate the terms and conditions of the investment and are assisted by independent, third-party professional attorneys, accountants and other advisers. After resolving all open issues and negotiating terms, a final investment recommendation is prepared and presented to the investment committee, which finally approves or declines each investment.

●	Monitoring. After the Fund has closed on its investment in the opportunity, professionals of the Investment Manager seek to monitor the Fund’s portfolio through regular interaction with the companies, businesses and other ventures represented in the portfolio. This interaction, including the review of compliance with covenants, facilitates a proactive approach to addressing any new opportunities or issues that may arise.

The process to be completed for each underlying investment is intended to be unique to the facts and circumstances of each potential investment transaction. The actual due diligence components to be completed on any investment may include all, some or none of the aforementioned items.

Temporary and Defensive Strategies

The Fund may, from time to time in its sole discretion, for temporary or defensive purposes, deviate from its investment strategy by taking positions in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. The Fund may not achieve its investment objective when it does so. See “USE OF PROCEEDS.”

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

GENERAL RISKS

CLOSED-END FUND; LIQUIDITY LIMITED TO PERIODIC REPURCHASES OF SHARES. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Investment Manager intends to recommend to the Board that, in normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each March 31, June 30, September 30, and December 31. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “REPURCHASES OF SHARES.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

PAYMENT IN-KIND FOR REPURCHASED SHARES. The Fund generally expects to distribute to the holder of Shares that are repurchased cash consideration in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Fund investment that are illiquid or difficult to value. In such circumstances, the Investment Manager would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the unusual event that the Fund would need to pay all or a portion of the payment for repurchased Shares by an in-kind distribution of securities, the Fund would make such payment on a pro-rata basis to all Shareholders tendering their Shares in a repurchase offer to ensure that such Shareholders have equal rights. An in-kind distribution of securities maybe illiquid or difficult to value and difficult to dispose of. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “TAXES.”

Use of Leverage: Risk of Borrowing by the Fund. The Fund may employ leverage through a secured credit facility to achieve its investment objective. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the Investment Company Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in Net Assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Investment Manager expects that the Fund’s borrowings may ultimately be secured with a security interest in its investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

Incurrence of indebtedness at the level of the Fund (or entity through which it invests) may, among others, have the following consequences to Shareholders, including, but not limited to: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, distributions, or other purposes (and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

The use of leverage by Fund investments may also increase exposure to adverse economic factors such as a significant rise in interest rates, a severe downturn in the economy, or deterioration in the condition of investments or their industries. Properties, ventures, companies, and other assets in which the Fund may invest may be subject to restrictive financial and operating covenants in connection with debt financing. These covenants may impair the ability of the borrower to finance future operations and capital needs and therefore limit its flexibility to respond to changing market conditions and economic conditions and to business opportunities may be limited.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private markets funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private markets funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

Rule 18f-4 under the Investment Company Act prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respect to U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its underlying investments invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

Certain tax risks associated with an investment in the Fund are discussed in “TAXES.”

SUBSTANTIAL REPURCHASES. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. See “GENERAL RISKS – Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares.”

TEMPORARY INVESTMENTS. Delays in investing the proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest proceeds on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest proceeds to the Fund in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns which the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

LACK OF AVAILABLE CAPITAL. The Fund may identify attractive investment opportunities exceeding its available capital. Despite finding potential investments meeting its underwriting criteria, capital constraints may prevent the Fund from pursuing all such opportunities. This limitation could adversely impact the Fund’s ability to build a diversified portfolio and capitalize on favorable market conditions. The inability to fully capitalize on attractive opportunities could materially and adversely affect the Fund’s performance. There can be no assurance that the Fund will have sufficient capital or otherwise expand its capacity to take advantage of these opportunities.

DILUTION FROM SUBSEQUENT OFFERINGS OF SHARES. The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments. Further, in certain cases investment managers for the Fund’s underlying investments may structure performance-based compensation, with such compensation being paid only if gains exceed prior losses. The value attributable to the fact that no performance-based compensation is being paid to an investment manager for the Fund’s underlying investments until its gains exceed prior losses is not taken into account when determining the net asset value of the Fund. New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

VALUATION OF FUND INVESTMENTS. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of Fund holdings may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instrument carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the Shares of Shareholders who do not tender their Shares in any coincident repurchase offer and a windfall to tendering Shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to Shareholders remaining in the Fund, but a shortfall to tendering Shareholders.

Under the Investment Company Act, the Fund is required to value its assets at market value or, if there is no readily available market value, at fair value. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Keystone National Group, LLC (in this capacity, the “Valuation Designee”), subject to the oversight of the Board. Because there is not a public market or active secondary market for many of the securities in which the Fund intends to invest, the Fund will value these securities at fair value as determined in good faith by the Valuation Designee. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 - Fair Value Measurements and Disclosures (“ASC 820”). The Valuation Designee may utilize the services of a third-party vendor in monitoring and validating the pricing of Fund investments.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Valuation Designee has a conflict of interest in making the determination. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund investments. See “CALCULATION OF NET ASSET VALUE.”

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates, the Fund’s third-party service providers, underlying investments, and underlying investments’ managers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’, the Fund’s third-party service providers’, underlying investments’ managers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. The Investment Manager has procedures and systems in place that they believe are reasonably designed to protect confidential information and prevent data loss and security breaches. However, such measures cannot provide absolute security. In addition, the Fund and the Investment Manager have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, underlying investments or underlying investments’ managers. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers, the underlying investments and underlying investments’ managers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures, to investigate and remediate vulnerabilities or other exposure, and to remain compliant with changing legal and regulatory obligations.

OPERATIONAL RISK. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

RELIANCE ON TECHNOLOGY. The Fund’s business is highly dependent on the communications and information systems of the Investment Manager. In addition, certain of these systems are provided to the Investment Manager by third-party service providers. Any failure or interruption of such systems, including as a result of the termination of an agreement with any such third-party service provider, could cause delays or other problems in the Fund’s activities. This, in turn, could have a material adverse effect on the Fund’s operating results.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a regulated investment company, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Memorandum.

INVESTMENT MANAGER INCENTIVE FEE RISK. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

INVESTMENT-RELATED RISKS

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic, political, or financial events, and market conditions, such as war, act of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, financial institution instability, trade disruption, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East could adversely affect global energy and financial markets and, therefore, could affect the value of Fund investments, including beyond the Fund’s direct exposure to issuers operating in the applicable geographic regions. The extent and duration of these conflicts, related sanctions and resulting market disruptions are impossible to predict and could be substantial. These events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, global energy and financial markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. Any such disruptions caused by these conflicts or resulting sanctions may magnify the impact of other risks described in this Memorandum.

Interest rates in the United States and many other countries have risen in recent periods and may rise in the future. See “INTEREST RATE RISK” below for more information. Additionally, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

The COVID-19 pandemic has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s performance.

The United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020, and a transition period during which the UK and EU negotiated terms of departure ended on December 31, 2020. The departure is commonly referred to as “Brexit”. The UK and EU reached an agreement, effective January 1, 2021, on the terms of their future trading relationship, which principally relates to the trading of goods. Further discussions are expected to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets and broader global economy, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments. Market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, there could be additional risks if one or more additional EU member states seek to leave the EU.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

Additionally, a variety of factors could lead to a recession in the economy that would impact businesses in the United States, including factors both global and domestic. Internationally, geopolitical tensions, trade disputes, and economic slowdowns in major economies such as China, Canada, and the European Union could negatively impact U.S. exports and financial markets and thus adversely impact businesses in which the Fund invests. Domestically, political polarization and uncertainty regarding fiscal policies could lead to decreased consumer spending and delayed economic reforms, similarly negatively impacting the Fund’s investments. Additionally, fluctuations in consumer sentiment and spending, driven by changes in employment rates and inflation, could contribute to the potential for an economic downturn. While the Investment Manager attempts to capitalize on such economic uncertainty for the benefit of the Fund and its Shareholders, a recession could negatively impact the Fund’s investment performance.

REPORTING REQUIREMENTS. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

HIGHLY VOLATILE MARKETS. The valuation of the underlying investments in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.

DEPENDENCE ON OTHERS. The Fund may from time to time participate in investments that involve, depend upon or require the services of other investment managers, partners or service providers. Each such investment depends upon a variety of risks, including the risk of loss of capital as a result of the actions of such persons or entities. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Memorandum and the SAI, the following are some of the specific risks of the investment strategies:

Investment Strategies. The Fund has a very broad mandate with respect to the type and nature of investments in which it invests. While some of the investments in which the Fund will invest may be secured loans, the Fund may also invest in debt or equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. As a result, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the securities in which the Fund will invest may not be protected by financial covenants or limitations upon additional indebtedness and may have limited liquidity. The borrowers of loans in which the Fund invests may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable and create a potential risk of loss by the Fund of its entire investment in any particular investment. Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a fraudulent conveyance, (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a preference, (iii) equitable subordination claims by other creditors, (iv) lender liability claims by the issuer of the obligations and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Adverse credit events, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investments. The Fund’s investments may be subject to early redemption features, refinancing options, prepayment options or similar provisions which could result an investment made by the Fund being realized earlier than anticipated. There can be no assurance that the Fund’s investment objective will be achieved.

CREDIT Investments. The Fund may invest in a wide range of credit investments, including primary issuances of secondary transactions involving loans, debt instruments, credit facilities, participation arrangements or other similar investments. The portfolio may include first lien senior secured, second and third lien loans and any other credit investments. The value of the Fund’s credit investments may be detrimentally affected to the extent a borrower defaults on its obligations. There can also be no assurance that the value assigned by the Investment Manager to collateralize a credit investment can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in any particular collateral to be invalidated. Also, much of the collateral is expected to be illiquid assets, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a credit investment may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Credit investments may become non-performing for a variety of reasons. Non-performing credit obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of an investment or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns. Finally, there may also be time cost involved in collecting on defaulted credit investments and, if applicable, taking possession of various types of collateral.

First Lien Senior Secured Loans. The collateral securing the Fund’s first lien credit investments may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in a counterparty’s financial condition, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the credit investment. Consequently, the fact that a credit investment is secured does not guarantee that the Fund will receive principal and interest payments according to the terms of the agreement, or at all, or that it will be able to collect on the credit investment should it be forced to enforce its remedies.

Second Lien Senior Secured Loans and Junior Debt investments. The collateral securing the fund’s subordinated credit investments are subject to the same investment risks generally applicable to senior loans described above. The Fund’s investments in junior secured loans will be subordinated to other creditors or may be unsecured. As such, to the extent the Fund holds subordinated secured loans and junior debt investments, the holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, subordinated loans are subject to additional risk that the cash flow and the property securing the junior loan may be insufficient to repay the Fund after giving effect to any senior secured obligations of the borrower. This may result in an above average amount of risk and loss of principal. Junior loans are also expected to be more illiquid than senior loans.

Unsecured Loans. Unsecured credit investments are subject to the same investment risks described above, but are also subject to additional risk that the cash flow and the property may be insufficient to repay the Fund after giving effect to any secured obligations. Unsecured credit investments will be subject to certain additional risks to the extent that such credit investments may not be protected and such investments are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured credit investments are also expected to be a more illiquid investment than secured investments for this reason.

COVENANT-LITE LOANS RISK. Covenant lite loans contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Other Risks Related to CREDIT INVESTMENTS. The Fund may invest a portion of its assets in participation interests or special purpose vehicles holding various credit investments. The special risks associated with these obligations include adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and limitations on the ability of the Fund to directly enforce its rights with respect to participations. The Fund may acquire interests in such credit investments either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit arrangement with respect to the obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a credit arrangement typically results in a contractual relationship only with the institution participating out the interest and not directly with the counterparty. In purchasing participations, the Fund may have no right to enforce compliance by the counterparty with the terms of the credit agreement, and the Fund may not directly benefit from the collateral supporting the credit obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Investments in Middle-Market Companies. Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited operations and financial resources and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends, greater operating risks and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

High Yield Debt. The Fund may invest in debt securities that may be classified as higher-yielding (and, therefore, higher-risk) credit investments. In most cases, such investments will be rated below investment grade (which are often referred to as “junk”) or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the company’s failure to make timely interest and principal payments. The market for high yield securities has experienced periods of volatility and reduced liquidity. High yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities may also not be protected by financial covenants or limitations on additional indebtedness. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.

PIK INTEREST RISK. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s net asset value and also in determining net investment income for purposes of calculating the Incentive Fee. PIK interest may be combined with cash current paid interest or otherwise tailored to address both the specific circumstances of the borrower and the return requirements of the investor. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Distressed Credit Investments. The Fund’s distressed credit investments (e.g., investments in defaulted, out-of-favor or distressed credit and equity securities) are inherently speculative and are subject to a high degree of risk. Companies experiencing financial distress are often those operating at a loss. Companies experiencing financial distress may be involved in insolvency proceedings and have the need for substantial additional capital to support continued operations or to improve their financial condition and may have very high amounts of leverage. Distressed companies typically are in default under their debt obligations, may not have access to more traditional methods of financing and may be unable to repay debt by refinancing. The value of distressed instruments tends to be more volatile and may have an increased price sensitivity to changing interest rates and adverse economic and business developments than other securities or instruments. Distressed credit investments are often more sensitive to company-specific developments and changes in economic conditions than other securities. Furthermore, distressed debt instruments are often unsecured and may be subordinated to senior debt.

Mezzanine Investments. The Fund’s mezzanine investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness in priority ahead of the Fund’s investments. Mezzanine investments generally are subject to various risks, including, without limitation the recovery as a preference of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing, equitable subordination claims by other creditors, lender liability claims, and environmental liabilities that may arise with respect to collateral securing the obligations.

Investments in Publicly Traded Companies. The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members and increased costs associated with each of the aforementioned risks. In addition, in respect of the Fund’s publicly traded debt investments, the Fund may not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investing a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Investment Manager may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.

Investments in Less Established Companies. The Fund may invest in companies, businesses or other ventures that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel. Investments in such early-stage companies may involve greater risks than are generally associated with investments in more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.

Preferred EQUITY. Preferred equity generally has a preference as to dividends or other distributions and upon the event of liquidation over a company’s common equity, but it is junior in priority to debt securities. Preferred equity generally pays dividends in cash (or additional interests of preferred equity) at a defined rate, but unlike interest payments on debt securities, preferred equity distributions or dividends may not be made on a current basis and may accrue in kind. Dividends on preferred equity may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred equity, no dividends may be paid on the issuer’s common equity until all unpaid preferred equity dividends have been paid. Preferred equity may also be subject to optional or mandatory redemption provisions.

COMMON EQUITY INVESTMENTS. Common equity generally has a ‘no priority’ or preference over any other debt or equity security and may not pay any dividends or distributions, unless sufficient cash flow is available. The Fund’s investments in any common equity are inherently speculative and are subject to a high degree of risk. The Fund may experience a partial or total loss of any investments made in the common equity of any company, business, property, special purpose vehicle or other venture. Also, the Fund may invest in both debt and equity securities of the same company. Equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.

Convertible Securities. Convertible securities are notes, preferred equity or other securities that may be converted into or exchanged for a specified amount of common equity within a particular period of time at a specified price. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally have higher yields than the dividends on the underlying common equity, but lower yields than nonconvertible securities of a comparable duration, are less volatile in price than the underlying common stock due to their fixed-income characteristics, have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates, and provide the potential for capital appreciation if the market price of the underlying common equity increases.

Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due. Although the Fund may make investments that the Investment Manager believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment. Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Prepayment Risk. Credit investments may generally be repaid without penalty at any time. The Investment Manager is generally unable to predict the rate and frequency of such repayments. Whether a loan is repaid will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Investment Manager will often be unable to predict when, and if, this may be possible for each of the Fund’s borrowers. In the case of some of these credit investments, having the loan repaid early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Interest Rate Risk. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV. Certain of the Fund’s debt investments will have variable interest rates that reset periodically based on benchmarks such as the prime rate or SOFR, so an increase in interest rates may make it more difficult for issuers to service their obligations under the debt investments that the Fund will hold. In addition, to the extent the Fund borrows money to make investments, its returns will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income to the extent it uses debt to finance its investments. In periods of rising interest rates, the Fund’s cost of funds would increase, which could reduce its net investment income. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price.

LIBOR DISCONTINUATION RISK. The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced plans to phase out the use of LIBOR at the end of 2021. As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. Neither the ultimate effect of the LIBOR transition process nor its success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

SOFR RISK. SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

INFLATION RISK. If a Fund investment is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Many of the Fund investments may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, a Fund investment may earn more revenue but may incur higher expenses. As inflation declines, a Fund investment may not be able to reduce expenses commensurate with any resulting reduction in revenue. There is a risk of a rise in real interest rates, which is likely to create higher financing costs and may reduce the amount of levered, after-tax cash flow generated by a Fund investment.

Limited Amortization Requirements. The Fund may invest in credit investments that have limited mandatory amortization requirements. While these investments may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Investments in Highly Leveraged Issuers. The Fund’s investments are expected to include investments in companies whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments). The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.

Non-Performing Investments. The Fund’s portfolio may include investments whose underlying collateral are “nonperforming” and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk. These difficulties may never be overcome and may cause borrowers to become subject to foreclosure, bankruptcy, or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

Environmental Matters. Environmental laws, regulations and regulatory initiatives play a significant role in real estate and can have a substantial impact on investments in this industry. The Fund may invest in credit investments secured by various classes of real estate assets that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on potential investments. Compliance with such current or future environmental requirements does not ensure that underlying assets will not cause injury to the environment or people under all circumstances or that counterparties will not be required to incur additional unforeseen environmental expenditures. In addition, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies.

Counterparty Risk. The Fund is exposed to the risk that third parties that may owe the Fund or its issuers money, securities or other assets will not perform their obligations. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund.

INSUFFICIENT OPPORTUNITIES. The business of investing in private market opportunities by the Fund is highly competitive and involves a high degree of uncertainty. The Fund may rely on service partners, investment sponsors or other investment managers to identify attractive investment opportunities. The Fund may never be fully invested if enough sufficiently attractive investments are not identified. Even if an attractive investment opportunity is identified, there is no certainty that the Fund will be permitted to invest in such opportunity (or invest in such opportunity to the fullest extent desired). Accordingly, there can be no assurance that the Fund will be able to identify and complete attractive investments in the future or that it will be able to invest fully all of its capital.

DELAYED REPORTING AND VALUATION. The Fund may be reliant upon the receipt of financial reports of third parties for the determination of the value of the Fund’s assets and completion of its reports to Fund investors. Such financial reports from third parties may be delayed and cause a delay in the financial reporting for the Fund.

INCREASED COMPETITION IN INVESTMENTS. In recent years, there has been an increase in the number of, and flow of capital into, investment funds and accounts established to purchase investments similar to those to be purchased by the Fund. While the precise effect cannot be determined, such increase may result in greater competition for investment opportunities or may result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions. Prospective investors should understand that the Fund may compete with such investment funds and accounts, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staff, than may be available to the Fund. The Fund competes for investments with other investment funds as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on it as an investment company.

Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Anti-Takeover Risk. The Declaration of Trust and Bylaws of the Fund, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts of Interest Risk. The Investment Manager currently provides investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objective similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objective, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Investment Manager will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objective or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a credit investment; and (ix) prior positions in a credit investment. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Investment Manager. In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. Applicable law, including the Investment Company Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law. The Investment Company Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers), principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Investment Manager or other funds managed by the Investment Manager or their affiliates. The Fund is also not permitted to make any co-investments with the Investment Manager or its affiliates (including any fund managed by Investment Manager or its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The Fund may file an application seeking exemptive relief from the SEC to engage in privately negotiated co-investment transactions with certain affiliates of the Investment Manager. However, if filed, there can be no assurance that the Fund will obtain such exemptive relief.

The Investment Manager may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Investment Manager. Certain other Advised Funds pay the Investment Manager or their affiliates greater management fee and performance-based compensation, which could create an incentive for the Investment Manager or an affiliate to favor such investment fund or account over the Fund.

RISKS RELATED TO Investment Strategy Limitations; Floating-Rate Loans. The Fund primarily seeks to invest in fixed-rate loans but may, in certain instances and often at the borrower’s election, invest in floating-rate loans. However, the Fund’s ability to originate or participate in floating-rate loans may be limited due to certain factors. First, in certain cases, another fund or entity affiliated with the Investment Manager may offer a floating-rate loan option to a prospective borrower either concurrently with or prior to an offer by the Fund. If the borrower elects the floating-rate option received from another fund or entity affiliated with the Investment Manager, the Fund would not participate in the transaction, and any associated benefits of such financing would accrue to the affiliated fund or entity rather than the Fund.

Additionally, an affiliated third party has a right of first refusal on loan opportunities that are exclusively floating-rate and involve existing, non-construction, commercial and/or multifamily real estate loans secured by first mortgages. Certain principals of the Investment Manager have economic interests in this affiliated third party. As a result, before the Fund may participate in such floating-rate loan opportunities, the affiliated third party must first decline to pursue the opportunity. This arrangement could restrict the Fund’s access to certain floating-rate loan investments that may otherwise be attractive.

Due to these limitations, the Fund may have reduced flexibility in structuring its loan portfolio, which could impact its ability to respond to changing interest rate environments or borrower preferences. Additionally, the Fund’s overall investment opportunities may be constrained, and there can be no assurance that the absence of certain floating-rate loans in its portfolio will not adversely affect its financial performance.

Loan Extension and early repayment Risks. The Fund may, in its discretion, extend the maturity date of loans made to existing borrowers. While such extensions may help borrowers manage their liquidity needs and avoid default, they also present additional risks to the Fund and its investors. Market conditions, property performance, or borrower creditworthiness may have deteriorated since the original loan was made, even if the loan still technically meets the Fund’s lending criteria. The decision to extend rather than require repayment at maturity could result in the Fund holding an investment longer than anticipated, which may tie up capital that could otherwise be reinvested at potentially higher rates of return. Additionally, even though extended loans must meet the Fund’s lending criteria, the existence of the prior lending relationship could potentially influence the Fund’s re-underwriting analysis or decision-making process. If multiple loans in the portfolio receive extensions during periods of market stress, it could impact the Fund’s overall liquidity and cash flow. While loan extensions can be an effective tool for managing borrower relationships and avoiding defaults, there can be no assurance that extended loans will perform as well as new loans made to different borrowers under then-current market conditions.

Additionally, the Investment Manager may arrange for other funds it manages to provide new financing to existing Fund borrowers or to third-parties who may acquire an existing borrower’s assets or loan, which would typically result in the repayment of all or a portion of the Fund’s existing loan. While the Investment Manager will only pursue such transactions when it believes they are beneficial to the Fund, these transactions may result in the Fund receiving less proceeds than anticipated because the refinancing may trigger early repayment of the Fund’s loan, thereby reducing the total interest payments the Fund would have otherwise received over the full term of the loan, assuming, a full-repayment is made by the borrower.

Geographic Risks and Tenant Rights Foreclosure Laws. The Fund may limit its exposure to certain jurisdictions based on various factors, including local tenant rights and foreclosure laws and related considerations that could impact the Fund’s ability to exercise remedies in the event of default. While the Fund may invest in jurisdictions generally considered to have strong tenant or owner protections (such as California), it typically focuses on specific localities within such jurisdictions where tenant and owner protections are less extensive. These geographic limitations could restrict the Fund’s investment opportunities and result in concentration in certain regions or localities. If the Fund were to pass on an opportunity in a jurisdiction with strong tenant protections or difficult foreclosure processes, such opportunity may be presented to another fund or affiliated third-party which, if the transaction is consummated, would benefit such other financing provider and not the Fund. There can be no assurance that such geographic investment considerations will not adversely impact the Fund’s performance.

Potential Conflicts of Interest Risk—Allocation of Personnel. The Fund’s executive officers and members of the Board, and the employees of the Investment Manager, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Investment Manager or their affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Investment Manager and their management may face conflicts in their time management and commitments.

Potential Conflicts of Interest Risk—Lack of Information Barriers. By reason of the various activities of the Investment Manager and their affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Risks Relating to Fund’s RIC Status. Although the Fund has elected to be treated as, and intends to continue to qualify as, a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s Shareholders.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. In addition, the deferral of payment-in-kind interest also reduces a loan’s loan-to-value ratio at a compounding rate.

Uncertain Tax Treatment. The Fund may invest a portion of its Net Assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

TARGETED RETURNS. Estimates of certain targeted returns of the Fund provided herein are the result of the comprehensive internal projections, assumptions and experience of the Investment Manager in related private markets. Actual results may materially and adversely vary. No guarantee is made that any such targeted returns will be achieved. In fact, investors may lose some or all of their investment. Prospective investors are encouraged to consult with their own financial, tax and legal advisors regarding the use of targeted returns and to ask questions of the Fund or Investment Manager regarding the derivation of such projections.

LONG-TERM INVESTMENTS; RISKS RELATING TO REALIZATION OF INVESTMENTS. The investments made by the Fund are likely to be held, and have little or no liquidity, for long periods of time. Factors such as overall economic conditions, the competitive environment and the availability of potential acquirers may shorten or lengthen the holding periods of such investments. In some cases, the Fund may be prohibited from selling certain securities for a period of time or otherwise be restricted from disposing of certain securities. Furthermore, the types of investments made may require a substantial length of time to liquidate. The Fund may be unable to realize their investment objective by sale or other disposition at attractive prices or may be otherwise unable to complete any exit strategy. BANKRUPTCY. Various federal and state laws enacted for the protection of creditors may operate to the detriment of the Fund if it is a creditor of a person or entity that experiences financial difficulty. For example, if a person or entity becomes insolvent or files for bankruptcy protection, there is a risk that a court may subordinate the Fund’s investment to other creditors or require the Fund to return amounts previously paid to it by the person or entity. If the Fund has management rights or holds equity securities in any company that becomes insolvent or bankrupt, the risk of subordination of the Fund’s claim increases. In addition, any preferential transfers to the Fund during the one-year period before the bankruptcy proceedings may be recovered from the Fund since the Fund may be deemed an insider of the company. The Fund’s exercise of management rights may also lead creditors of the company or other parties to assert claims against the Fund.

RISK ASSOCIATED WITH PORTFOLIO COMPANIES. The investments by the Fund in portfolio companies involve a high degree of business and financial risk that can result in substantial losses. Some of these risks include, without limitation, the following: A portfolio company may be in an early stage of development, may not have a proven operating history, may have products that are not yet developed or ready to be marketed or that have no established market, may be reliant on developing unproven technology, may be operating at a loss or have significant fluctuations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. A portfolio company may be highly leveraged and, as a consequence, subject to restrictive financial and operating covenants. The leverage may impair the ability of a portfolio company to finance its future operations and capital needs. As a result, a portfolio company may lack the flexibility to respond to changing business and economic conditions, or to take advantage of business opportunities. A portfolio company may face intense competitive positioning, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities, and a large number of qualified managerial and technical personnel. A portfolio company may also incur leverage that may have important adverse consequences. For example, a portfolio company may be subject to restrictive financial and operating covenants. As a result, a portfolio company may lack the flexibility to respond to changing business and economic conditions or to take advantage of business opportunities. In addition, the Fund may compete with one another and other private market funds for investment opportunities with respect to portfolio companies.

CONTROL POSITIONS. The Fund may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise, violation of government regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If such liabilities were to occur, the Fund might suffer a significant loss.

HEDGING. The Fund may engage in hedging transactions, such as hedging for currency and interest rate risks, as well as other risks. Hedging techniques could involve a variety of derivative transactions, including transactions in forward contracts and swaps (collectively “Hedging Instruments”). While these transactions may attempt to reduce certain risks, these transactions themselves entail other risks. Unanticipated changes in securities or currency prices or other rates may result in a poorer overall performance for a party than if it had not entered into any transactions involving Hedging Instruments. In the event of an imperfect correlation between a position in a Hedging Instrument and a portfolio position that it is intended to protect, the desired protection may not be obtained, and a party may be exposed to risk of loss. In addition, it is not possible to hedge fully or perfectly against any particular risk. Moreover, Hedging Instruments may not be available or may not be available at a reasonable cost to the Fund.

NON-U.S. INVESTMENTS. Although it is anticipated that a majority of the investments made by the Fund will be in the United States of America, the Fund may invest a portion of its assets outside of the United States of America. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

RISKS RELATING TO ACCOUNTING, AUDITING AND FINANCIAL REPORTING. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Investment Manager to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on Fund investments. Finally, certain Fund investments may not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such investments, which may ultimately have an adverse impact on the net asset value of the Fund

CURRENCY RISK. The Fund’s investments that are denominated in a foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. The Investment Manager may (if permitted) try to hedge these risks by investing directly in foreign currencies, buying and selling forward foreign currency exchange contracts and buying and selling options on foreign currencies, but there can be no assurance such strategies will be effective.

Adviser Risk. There can be no assurance that any such investment professionals will remain employed by the Investment Manager. Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Investment Manager. The Investment Manager evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Investment Manager and its management team. The departure of any members of the Investment Manager’s management team could have a material adverse effect on the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the Investment Manager’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Investment Manager’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Investment Manager may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Investment Manager may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, there is no assurance that the Investment Manager will remain the Fund’s investment adviser. The Investment Management Agreement between the Fund and the Investment Manager has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Management Agreement may be terminated at any time, without penalty, upon 60 days’ notice. If the agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreement is terminated, it may be difficult for the Fund to replace the Investment Manager. Furthermore, the termination of the Investment Management Agreement may adversely impact the terms of the Fund’s financing facilities or any financing facility into which the Fund may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Key Personnel Risk. The Investment Manager depends on the diligence, skill and network of business contacts of certain professionals. The Investment Manager also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Investment Manager are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Investment Manager, or of a significant number of the investment professionals or partners of the Investment Manager’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective.

* * *

LIMITS OF RISK DISCLOSURES. The above discussions of the various principal risks, and the related discussion of risks in the SAI, that are associated with the Fund and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Memorandum and the SAI and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Memorandum.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]

LEVERAGE

The borrowing of money, the issuance of preferred stock and debt securities and other similar transactions represent the leveraging of the Fund’s common stock. The issuance of additional common stock may enable the Fund to increase the aggregate amount of its leverage or to maintain any existing leverage.

The Fund may be subject to certain restrictions on investments imposed by lenders or by one or more rating agencies that may issue ratings for any senior securities issued by the Fund. Borrowing covenants or rating agency guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act.

The Fund reserves the right at any time to use financial leverage to the extent permitted by the Investment Company Act (50% of total assets for preferred stock and 33 1/3% of total assets for senior debt securities) or the Fund may elect to reduce the use of leverage or use no leverage at all. The Fund considers market conditions at the time leverage is incurred and monitors for asset coverage ratios relative to Investment Company Act requirements and the Fund’s financial covenants on an ongoing basis. Leverage as a percentage of the Fund’s total assets will vary depending on market conditions, but will normally range between 0% and 25%. The timing and terms of any leverage transactions will be determined by the Board. Additionally, the percentage of the Fund’s assets attributable to leverage may vary significantly during periods of extreme market volatility and will increase during periods of declining market prices of the Fund’s portfolio holdings. The Fund generally will not use leverage unless the Fund believes that leverage will serve the best interests of the Fund’s shareholders. Key factors used in making this determination are the volatility of the investments made by the Fund, the additional risks of pledging the assets of the Fund as collateral for any leverage, particularly in the event of any economic or other downturn, and the terms, covenants, rate and other provisions of the leverage. The Fund will not issue additional leverage where the estimated costs of issuing such leverage and the on-going cost of servicing the payment obligations on such leverage exceed the estimated return on the proceeds of such leverage. In making the determination of whether to issue leverage, the Fund must rely on estimates of leverage costs and expected returns. Actual costs of leverage vary over time depending on interest rates and other factors. In addition, the percentage of the Fund’s assets attributable to leverage may vary significantly during periods of extreme market volatility and will increase during periods of declining market prices of the Fund’s portfolio holdings. Actual returns vary depending on many factors. The Board also will consider other factors, including whether the current investment opportunities will help the Fund achieve its investment objective and strategies.

Under the Investment Company Act, the Fund is not permitted to issue preferred stock unless immediately after such issuance, the value of the Fund’s total assets (including the proceeds of such issuance) less all liabilities and indebtedness not represented by senior securities is at least equal to 200% of the total of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred stock. Stated another way, the Fund may not issue preferred stock that, together with outstanding preferred stock and debt securities, has a total aggregate liquidation value and outstanding principal amount of more than 50% of the value of the Fund’s total assets, including the proceeds of such issuance, less liabilities and indebtedness not represented by senior securities. In addition, the Fund is not permitted to declare any distribution on its common stock, or purchase any of the Fund’s shares of common stock (through tender offers or otherwise) unless the Fund would satisfy this 200% asset coverage requirement test after deducting the amount of such distribution or share price, as the case may be. The Fund may, as a result of market conditions or otherwise, be required to purchase or redeem preferred stock, or sell a portion of its investments when it may be disadvantageous to do so, in order to maintain the required asset coverage. Common stockholders would bear the costs of issuing additional preferred stock, which may include offering expenses and the ongoing payment of distributions. Under the Investment Company Act, the Fund may only issue one class of preferred stock.

Under the Investment Company Act, the Fund is not permitted to incur indebtedness unless immediately after doing so the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the Investment Company Act, the Fund may not declare any dividend or other distribution upon any class of its Shares, or repurchase any such Shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such repurchase, asset coverage of at least 300% after deducting the amount of such dividend, distribution, or repurchase price, as the case may be.

Effects of Leverage

Assuming the use of leverage in the amount of 7.5% of the Fund’s total assets and an annual interest rate on leverage of 6% payable on such leverage based on estimated market interest rates as of the date of this Memorandum, the additional income that the Fund must earn (net of estimated expenses related to leverage) in order to cover such interest payments is 0.45%. The Fund’s actual cost of leverage will be based on market interest rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 7.5% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 6%. See “ PRINCIPAL RISK FACTORS—GENERAL RISKS—BORROWING, USE OF LEVERAGE.” The table does not reflect any offering costs of Shares or leverage.

Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-11.2%	-5.83%	-0.45%	4.93%	10.30%

Total return is composed of two elements—the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

Annual Interest Rate [Percent]		6.00%
Annual Coverage Return Rate [Percent]		0.45%
Effects of Leverage [Table Text Block]
Assumed Portfolio Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-11.2%	-5.83%	-0.45%	4.93%	10.30%

Return at Minus Ten [Percent]		(11.20%)
Return at Minus Five [Percent]		(5.83%)
Return at Zero [Percent]		(0.45%)
Return at Plus Five [Percent]		4.93%
Return at Plus Ten [Percent]		10.30%
Share Price [Table Text Block]

CALCULATION OF NET ASSET VALUE

The Fund calculates its net asset value as of the close of business on the last business day of each calendar month, each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its net asset value, the Fund values its investments as of the relevant Determination Date. The net asset value of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date. The NAVs of Class A Shares, of Class D Shares, of Class Y Shares, of Class I Shares and of Class Z Shares are calculated separately based on the fees and expenses applicable to each class. It is expected that the NAVs of Class A Shares, Class D Shares, Class Y Shares, Class I Shares and Class Z Shares will vary over time as a result of the differing fees and expenses applicable to each class.

The Board has approved valuation procedures for the Fund (the “Valuation Policy”) and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Investment Manager, as the Fund’s valuation designee (the “Valuation Designee”), subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 - Fair Value Measurements and Disclosures.

Securities traded on one of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price. Securities traded on more than one U.S. national securities exchange will be valued using the price from the exchange that is considered to be a security’s principal exchange.

Short-term securities (e.g. bonds, notes, debentures and money market instruments with maturities of 60 days or less), for which reliable market quotations are readily available, will each be valued at current market quotations as provided by an independent pricing service or principal market maker.

Fixed income securities (other than the short-term securities as described above) will be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of these investments, the Valuation Designee will apply generally accepted valuation approaches and methods for fair value measurement. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies, investment sponsors or other business counterparties.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a recognized pricing service.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objective and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

As noted above, the Fund calculates its NAV as of the close of business on the last day of each month. However, there may be circumstances where it may not be practicable to determine an NAV, including, but not limited to during any period when the principal stock exchanges for securities in which the Fund has invested its assets are closed other than for weekends and customary holidays (or when trading on such exchanges is restricted or suspended), or an emergency exists as determined by the SEC, making securities sales or determinations of NAV not practicable, or the SEC permits a delay for the protection of shareholders. In such circumstances, the Board (after consultation with the Investment Manager) may suspend the calculation of NAV. The Fund will not accept subscriptions for Shares if the calculation of NAV is suspended, and the suspension may require the termination of a pending repurchase offer by the Fund (or the postponement of the Valuation Date for a repurchase offer). Notwithstanding a suspension of the calculation of NAV, the Fund will be required to determine the value of its assets and report NAV in its semi-annual and annual reports to Shareholders and in its reports on Form N-PORT filed with the SEC after the end of the first and third quarters of the Fund’s fiscal year. The Administrator will resume calculation of the Fund’s NAV after the Board (in consultation with the Investment Manager) determines that conditions no longer require suspension of the calculation of NAV.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

Borrowing by the Fund

The Fund may borrow money to pay operating expenses, including, without limitation, management fees, or to make investments and accommodate the repurchase of Shares by the Fund. The use of borrowing for investment purposes involves a high degree of risk. Under the Investment Company Act, the Fund is not permitted to borrow for any purposes if, immediately after such borrowing, the Fund would have asset coverage (as defined in the Investment Company Act) of less than 300% with respect to indebtedness or less than 200% with respect to preferred stock. The Investment Company Act also provides that the Fund may not declare distributions or purchase its Shares (including through repurchase offers) if, immediately after doing so, it will have an asset coverage of less than 300% or 200%, as applicable. The Board may modify the borrowing policies of the Fund, including the purposes for which borrowing may be made, and the length of time that the Fund may hold private credit investments purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowing may contain provisions that limit certain activities of the Fund. The Fund has entered into a secured revolving loan agreement, as amended (the “Revolving Loan Agreement”). As of March 31, 2025, the Revolving Loan Agreement has a maximum credit available of $325,000,000 with a maturity date of August 2, 2027. For the fiscal year ended September 30, 2024, the average balance outstanding and weighted average interest rate were $33,740,139 and 8.33%, respectively. For the fiscal year ended September 30, 2024, the Fund incurred and paid interest expenses of $3,089,678, and $3,222,839, respectively. As of March 31, 2025, the Fund has an outstanding line of credit balance of $171,363,548 at a SOFR + 3.00% interest rate. The maximum the Fund borrowed during the fiscal year ended September 30, 2024 was $94,120,000 on December 27, 2023.

General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL RISKS

CLOSED-END FUND; LIQUIDITY LIMITED TO PERIODIC REPURCHASES OF SHARES. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Investment Manager intends to recommend to the Board that, in normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each March 31, June 30, September 30, and December 31. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “REPURCHASES OF SHARES.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

PAYMENT IN-KIND FOR REPURCHASED SHARES. The Fund generally expects to distribute to the holder of Shares that are repurchased cash consideration in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Fund investment that are illiquid or difficult to value. In such circumstances, the Investment Manager would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the unusual event that the Fund would need to pay all or a portion of the payment for repurchased Shares by an in-kind distribution of securities, the Fund would make such payment on a pro-rata basis to all Shareholders tendering their Shares in a repurchase offer to ensure that such Shareholders have equal rights. An in-kind distribution of securities maybe illiquid or difficult to value and difficult to dispose of. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “TAXES.”

Use of Leverage: Risk of Borrowing by the Fund. The Fund may employ leverage through a secured credit facility to achieve its investment objective. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the Investment Company Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in Net Assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Investment Manager expects that the Fund’s borrowings may ultimately be secured with a security interest in its investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

Incurrence of indebtedness at the level of the Fund (or entity through which it invests) may, among others, have the following consequences to Shareholders, including, but not limited to: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, distributions, or other purposes (and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

The use of leverage by Fund investments may also increase exposure to adverse economic factors such as a significant rise in interest rates, a severe downturn in the economy, or deterioration in the condition of investments or their industries. Properties, ventures, companies, and other assets in which the Fund may invest may be subject to restrictive financial and operating covenants in connection with debt financing. These covenants may impair the ability of the borrower to finance future operations and capital needs and therefore limit its flexibility to respond to changing market conditions and economic conditions and to business opportunities may be limited.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private markets funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private markets funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

Rule 18f-4 under the Investment Company Act prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respect to U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its underlying investments invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

Certain tax risks associated with an investment in the Fund are discussed in “TAXES.”

SUBSTANTIAL REPURCHASES. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. See “GENERAL RISKS – Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares.”

TEMPORARY INVESTMENTS. Delays in investing the proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest proceeds on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest proceeds to the Fund in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns which the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

LACK OF AVAILABLE CAPITAL. The Fund may identify attractive investment opportunities exceeding its available capital. Despite finding potential investments meeting its underwriting criteria, capital constraints may prevent the Fund from pursuing all such opportunities. This limitation could adversely impact the Fund’s ability to build a diversified portfolio and capitalize on favorable market conditions. The inability to fully capitalize on attractive opportunities could materially and adversely affect the Fund’s performance. There can be no assurance that the Fund will have sufficient capital or otherwise expand its capacity to take advantage of these opportunities.

DILUTION FROM SUBSEQUENT OFFERINGS OF SHARES. The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments. Further, in certain cases investment managers for the Fund’s underlying investments may structure performance-based compensation, with such compensation being paid only if gains exceed prior losses. The value attributable to the fact that no performance-based compensation is being paid to an investment manager for the Fund’s underlying investments until its gains exceed prior losses is not taken into account when determining the net asset value of the Fund. New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

VALUATION OF FUND INVESTMENTS. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of Fund holdings may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instrument carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the Shares of Shareholders who do not tender their Shares in any coincident repurchase offer and a windfall to tendering Shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to Shareholders remaining in the Fund, but a shortfall to tendering Shareholders.

Under the Investment Company Act, the Fund is required to value its assets at market value or, if there is no readily available market value, at fair value. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Keystone National Group, LLC (in this capacity, the “Valuation Designee”), subject to the oversight of the Board. Because there is not a public market or active secondary market for many of the securities in which the Fund intends to invest, the Fund will value these securities at fair value as determined in good faith by the Valuation Designee. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 - Fair Value Measurements and Disclosures (“ASC 820”). The Valuation Designee may utilize the services of a third-party vendor in monitoring and validating the pricing of Fund investments.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Valuation Designee has a conflict of interest in making the determination. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund investments. See “CALCULATION OF NET ASSET VALUE.”

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates, the Fund’s third-party service providers, underlying investments, and underlying investments’ managers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’, the Fund’s third-party service providers’, underlying investments’ managers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. The Investment Manager has procedures and systems in place that they believe are reasonably designed to protect confidential information and prevent data loss and security breaches. However, such measures cannot provide absolute security. In addition, the Fund and the Investment Manager have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, underlying investments or underlying investments’ managers. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers, the underlying investments and underlying investments’ managers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures, to investigate and remediate vulnerabilities or other exposure, and to remain compliant with changing legal and regulatory obligations.

OPERATIONAL RISK. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

RELIANCE ON TECHNOLOGY. The Fund’s business is highly dependent on the communications and information systems of the Investment Manager. In addition, certain of these systems are provided to the Investment Manager by third-party service providers. Any failure or interruption of such systems, including as a result of the termination of an agreement with any such third-party service provider, could cause delays or other problems in the Fund’s activities. This, in turn, could have a material adverse effect on the Fund’s operating results.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a regulated investment company, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Memorandum.

INVESTMENT MANAGER INCENTIVE FEE RISK. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Liquidity Limited to Periodic Repurchases of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLOSED-END FUND; LIQUIDITY LIMITED TO PERIODIC REPURCHASES OF SHARES. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Investment Manager intends to recommend to the Board that, in normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each March 31, June 30, September 30, and December 31. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “REPURCHASES OF SHARES.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Payment In-Kind for Repurchased Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PAYMENT IN-KIND FOR REPURCHASED SHARES. The Fund generally expects to distribute to the holder of Shares that are repurchased cash consideration in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Fund investment that are illiquid or difficult to value. In such circumstances, the Investment Manager would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the unusual event that the Fund would need to pay all or a portion of the payment for repurchased Shares by an in-kind distribution of securities, the Fund would make such payment on a pro-rata basis to all Shareholders tendering their Shares in a repurchase offer to ensure that such Shareholders have equal rights. An in-kind distribution of securities maybe illiquid or difficult to value and difficult to dispose of. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “TAXES.”

Risk of Borrowing by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage: Risk of Borrowing by the Fund. The Fund may employ leverage through a secured credit facility to achieve its investment objective. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the Investment Company Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in Net Assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Investment Manager expects that the Fund’s borrowings may ultimately be secured with a security interest in its investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

Incurrence of indebtedness at the level of the Fund (or entity through which it invests) may, among others, have the following consequences to Shareholders, including, but not limited to: (i) greater fluctuations in the NAV of the Fund’s assets; (ii) use of cash flow for debt service, distributions, or other purposes (and prospective investors should specifically note in this regard that, for the avoidance of doubt, in connection with one or more credit facilities entered into by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby); (iii) to the extent that Fund revenues are required to meet principal payments, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

The use of leverage by Fund investments may also increase exposure to adverse economic factors such as a significant rise in interest rates, a severe downturn in the economy, or deterioration in the condition of investments or their industries. Properties, ventures, companies, and other assets in which the Fund may invest may be subject to restrictive financial and operating covenants in connection with debt financing. These covenants may impair the ability of the borrower to finance future operations and capital needs and therefore limit its flexibility to respond to changing market conditions and economic conditions and to business opportunities may be limited.

Legal, Tax and Regulatory [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private markets funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private markets funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

Rule 18f-4 under the Investment Company Act prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respect to U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its underlying investments invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

Certain tax risks associated with an investment in the Fund are discussed in “TAXES.”

Substantial Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SUBSTANTIAL REPURCHASES. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. See “GENERAL RISKS – Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares.”

Temporary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TEMPORARY INVESTMENTS. Delays in investing the proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest proceeds on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest proceeds to the Fund in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns which the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Lack of Available Capital [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LACK OF AVAILABLE CAPITAL. The Fund may identify attractive investment opportunities exceeding its available capital. Despite finding potential investments meeting its underwriting criteria, capital constraints may prevent the Fund from pursuing all such opportunities. This limitation could adversely impact the Fund’s ability to build a diversified portfolio and capitalize on favorable market conditions. The inability to fully capitalize on attractive opportunities could materially and adversely affect the Fund’s performance. There can be no assurance that the Fund will have sufficient capital or otherwise expand its capacity to take advantage of these opportunities.

Dilution From Subsequent Offerings of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DILUTION FROM SUBSEQUENT OFFERINGS OF SHARES. The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Fund investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund investments underperform the prior investments. Further, in certain cases investment managers for the Fund’s underlying investments may structure performance-based compensation, with such compensation being paid only if gains exceed prior losses. The value attributable to the fact that no performance-based compensation is being paid to an investment manager for the Fund’s underlying investments until its gains exceed prior losses is not taken into account when determining the net asset value of the Fund. New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

Valuation of Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION OF FUND INVESTMENTS. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of Fund holdings may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such instrument carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the Shares of Shareholders who do not tender their Shares in any coincident repurchase offer and a windfall to tendering Shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to Shareholders remaining in the Fund, but a shortfall to tendering Shareholders.

Under the Investment Company Act, the Fund is required to value its assets at market value or, if there is no readily available market value, at fair value. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Keystone National Group, LLC (in this capacity, the “Valuation Designee”), subject to the oversight of the Board. Because there is not a public market or active secondary market for many of the securities in which the Fund intends to invest, the Fund will value these securities at fair value as determined in good faith by the Valuation Designee. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 - Fair Value Measurements and Disclosures (“ASC 820”). The Valuation Designee may utilize the services of a third-party vendor in monitoring and validating the pricing of Fund investments.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Valuation Designee has a conflict of interest in making the determination. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund investments. See “CALCULATION OF NET ASSET VALUE.”

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates, the Fund’s third-party service providers, underlying investments, and underlying investments’ managers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’, the Fund’s third-party service providers’, underlying investments’ managers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. The Investment Manager has procedures and systems in place that they believe are reasonably designed to protect confidential information and prevent data loss and security breaches. However, such measures cannot provide absolute security. In addition, the Fund and the Investment Manager have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, underlying investments or underlying investments’ managers. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers, the underlying investments and underlying investments’ managers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures, to investigate and remediate vulnerabilities or other exposure, and to remain compliant with changing legal and regulatory obligations.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OPERATIONAL RISK. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Reliance on Technology [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON TECHNOLOGY. The Fund’s business is highly dependent on the communications and information systems of the Investment Manager. In addition, certain of these systems are provided to the Investment Manager by third-party service providers. Any failure or interruption of such systems, including as a result of the termination of an agreement with any such third-party service provider, could cause delays or other problems in the Fund’s activities. This, in turn, could have a material adverse effect on the Fund’s operating results.

Non-Qualification as a Regulated Investment Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a regulated investment company, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Memorandum.

Investment Manager Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT MANAGER INCENTIVE FEE RISK. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Investment-Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT-RELATED RISKS

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic, political, or financial events, and market conditions, such as war, act of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, financial institution instability, trade disruption, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East could adversely affect global energy and financial markets and, therefore, could affect the value of Fund investments, including beyond the Fund’s direct exposure to issuers operating in the applicable geographic regions. The extent and duration of these conflicts, related sanctions and resulting market disruptions are impossible to predict and could be substantial. These events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, global energy and financial markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. Any such disruptions caused by these conflicts or resulting sanctions may magnify the impact of other risks described in this Memorandum.

Interest rates in the United States and many other countries have risen in recent periods and may rise in the future. See “INTEREST RATE RISK” below for more information. Additionally, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

The COVID-19 pandemic has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s performance.

The United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020, and a transition period during which the UK and EU negotiated terms of departure ended on December 31, 2020. The departure is commonly referred to as “Brexit”. The UK and EU reached an agreement, effective January 1, 2021, on the terms of their future trading relationship, which principally relates to the trading of goods. Further discussions are expected to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets and broader global economy, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments. Market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, there could be additional risks if one or more additional EU member states seek to leave the EU.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

Additionally, a variety of factors could lead to a recession in the economy that would impact businesses in the United States, including factors both global and domestic. Internationally, geopolitical tensions, trade disputes, and economic slowdowns in major economies such as China, Canada, and the European Union could negatively impact U.S. exports and financial markets and thus adversely impact businesses in which the Fund invests. Domestically, political polarization and uncertainty regarding fiscal policies could lead to decreased consumer spending and delayed economic reforms, similarly negatively impacting the Fund’s investments. Additionally, fluctuations in consumer sentiment and spending, driven by changes in employment rates and inflation, could contribute to the potential for an economic downturn. While the Investment Manager attempts to capitalize on such economic uncertainty for the benefit of the Fund and its Shareholders, a recession could negatively impact the Fund’s investment performance.

REPORTING REQUIREMENTS. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

HIGHLY VOLATILE MARKETS. The valuation of the underlying investments in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.

DEPENDENCE ON OTHERS. The Fund may from time to time participate in investments that involve, depend upon or require the services of other investment managers, partners or service providers. Each such investment depends upon a variety of risks, including the risk of loss of capital as a result of the actions of such persons or entities. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

General Economic and Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic, political, or financial events, and market conditions, such as war, act of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, financial institution instability, trade disruption, interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East could adversely affect global energy and financial markets and, therefore, could affect the value of Fund investments, including beyond the Fund’s direct exposure to issuers operating in the applicable geographic regions. The extent and duration of these conflicts, related sanctions and resulting market disruptions are impossible to predict and could be substantial. These events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, global energy and financial markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. Any such disruptions caused by these conflicts or resulting sanctions may magnify the impact of other risks described in this Memorandum.

Interest rates in the United States and many other countries have risen in recent periods and may rise in the future. See “INTEREST RATE RISK” below for more information. Additionally, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Fund or one or more of its portfolio investments and how similar events may affect the ability of the Fund to execute its investment strategy.

The COVID-19 pandemic has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s performance.

The United Kingdom (“UK”) left the European Union (“EU”) on January 31, 2020, and a transition period during which the UK and EU negotiated terms of departure ended on December 31, 2020. The departure is commonly referred to as “Brexit”. The UK and EU reached an agreement, effective January 1, 2021, on the terms of their future trading relationship, which principally relates to the trading of goods. Further discussions are expected to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Brexit may have significant political and financial consequences for the Eurozone markets and broader global economy, including greater volatility in the global stock markets and illiquidity, fluctuations in currency and exchange rates, and an increased likelihood of a recession in the UK. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact investments in securities issued by companies located in EU countries. Brexit also may cause additional member states to contemplate departing the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. As a result, markets in the UK, Europe and globally could experience increased volatility and illiquidity, and potentially lower economic growth which in return could potentially have an adverse effect on the value of the Fund’s investments. Market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, there could be additional risks if one or more additional EU member states seek to leave the EU.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

Additionally, a variety of factors could lead to a recession in the economy that would impact businesses in the United States, including factors both global and domestic. Internationally, geopolitical tensions, trade disputes, and economic slowdowns in major economies such as China, Canada, and the European Union could negatively impact U.S. exports and financial markets and thus adversely impact businesses in which the Fund invests. Domestically, political polarization and uncertainty regarding fiscal policies could lead to decreased consumer spending and delayed economic reforms, similarly negatively impacting the Fund’s investments. Additionally, fluctuations in consumer sentiment and spending, driven by changes in employment rates and inflation, could contribute to the potential for an economic downturn. While the Investment Manager attempts to capitalize on such economic uncertainty for the benefit of the Fund and its Shareholders, a recession could negatively impact the Fund’s investment performance.

Reporting Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPORTING REQUIREMENTS. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Highly Volatile Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HIGHLY VOLATILE MARKETS. The valuation of the underlying investments in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.

Dependence on Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON OTHERS. The Fund may from time to time participate in investments that involve, depend upon or require the services of other investment managers, partners or service providers. Each such investment depends upon a variety of risks, including the risk of loss of capital as a result of the actions of such persons or entities. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

Investment Strategy-Specific Investment-Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT STRATEGY-SPECIFIC INVESTMENT-RELATED RISKS

In addition to the risks generally described in this Memorandum and the SAI, the following are some of the specific risks of the investment strategies:

Investment Strategies. The Fund has a very broad mandate with respect to the type and nature of investments in which it invests. While some of the investments in which the Fund will invest may be secured loans, the Fund may also invest in debt or equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. As a result, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the securities in which the Fund will invest may not be protected by financial covenants or limitations upon additional indebtedness and may have limited liquidity. The borrowers of loans in which the Fund invests may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable and create a potential risk of loss by the Fund of its entire investment in any particular investment. Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a fraudulent conveyance, (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a preference, (iii) equitable subordination claims by other creditors, (iv) lender liability claims by the issuer of the obligations and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Adverse credit events, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investments. The Fund’s investments may be subject to early redemption features, refinancing options, prepayment options or similar provisions which could result an investment made by the Fund being realized earlier than anticipated. There can be no assurance that the Fund’s investment objective will be achieved.

CREDIT Investments. The Fund may invest in a wide range of credit investments, including primary issuances of secondary transactions involving loans, debt instruments, credit facilities, participation arrangements or other similar investments. The portfolio may include first lien senior secured, second and third lien loans and any other credit investments. The value of the Fund’s credit investments may be detrimentally affected to the extent a borrower defaults on its obligations. There can also be no assurance that the value assigned by the Investment Manager to collateralize a credit investment can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in any particular collateral to be invalidated. Also, much of the collateral is expected to be illiquid assets, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a credit investment may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Credit investments may become non-performing for a variety of reasons. Non-performing credit obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of an investment or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns. Finally, there may also be time cost involved in collecting on defaulted credit investments and, if applicable, taking possession of various types of collateral.

First Lien Senior Secured Loans. The collateral securing the Fund’s first lien credit investments may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in a counterparty’s financial condition, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the credit investment. Consequently, the fact that a credit investment is secured does not guarantee that the Fund will receive principal and interest payments according to the terms of the agreement, or at all, or that it will be able to collect on the credit investment should it be forced to enforce its remedies.

Second Lien Senior Secured Loans and Junior Debt investments. The collateral securing the fund’s subordinated credit investments are subject to the same investment risks generally applicable to senior loans described above. The Fund’s investments in junior secured loans will be subordinated to other creditors or may be unsecured. As such, to the extent the Fund holds subordinated secured loans and junior debt investments, the holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, subordinated loans are subject to additional risk that the cash flow and the property securing the junior loan may be insufficient to repay the Fund after giving effect to any senior secured obligations of the borrower. This may result in an above average amount of risk and loss of principal. Junior loans are also expected to be more illiquid than senior loans.

Unsecured Loans. Unsecured credit investments are subject to the same investment risks described above, but are also subject to additional risk that the cash flow and the property may be insufficient to repay the Fund after giving effect to any secured obligations. Unsecured credit investments will be subject to certain additional risks to the extent that such credit investments may not be protected and such investments are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured credit investments are also expected to be a more illiquid investment than secured investments for this reason.

COVENANT-LITE LOANS RISK. Covenant lite loans contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Other Risks Related to CREDIT INVESTMENTS. The Fund may invest a portion of its assets in participation interests or special purpose vehicles holding various credit investments. The special risks associated with these obligations include adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and limitations on the ability of the Fund to directly enforce its rights with respect to participations. The Fund may acquire interests in such credit investments either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit arrangement with respect to the obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a credit arrangement typically results in a contractual relationship only with the institution participating out the interest and not directly with the counterparty. In purchasing participations, the Fund may have no right to enforce compliance by the counterparty with the terms of the credit agreement, and the Fund may not directly benefit from the collateral supporting the credit obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Investments in Middle-Market Companies. Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited operations and financial resources and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends, greater operating risks and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

High Yield Debt. The Fund may invest in debt securities that may be classified as higher-yielding (and, therefore, higher-risk) credit investments. In most cases, such investments will be rated below investment grade (which are often referred to as “junk”) or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the company’s failure to make timely interest and principal payments. The market for high yield securities has experienced periods of volatility and reduced liquidity. High yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities may also not be protected by financial covenants or limitations on additional indebtedness. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.

PIK INTEREST RISK. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s net asset value and also in determining net investment income for purposes of calculating the Incentive Fee. PIK interest may be combined with cash current paid interest or otherwise tailored to address both the specific circumstances of the borrower and the return requirements of the investor. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Distressed Credit Investments. The Fund’s distressed credit investments (e.g., investments in defaulted, out-of-favor or distressed credit and equity securities) are inherently speculative and are subject to a high degree of risk. Companies experiencing financial distress are often those operating at a loss. Companies experiencing financial distress may be involved in insolvency proceedings and have the need for substantial additional capital to support continued operations or to improve their financial condition and may have very high amounts of leverage. Distressed companies typically are in default under their debt obligations, may not have access to more traditional methods of financing and may be unable to repay debt by refinancing. The value of distressed instruments tends to be more volatile and may have an increased price sensitivity to changing interest rates and adverse economic and business developments than other securities or instruments. Distressed credit investments are often more sensitive to company-specific developments and changes in economic conditions than other securities. Furthermore, distressed debt instruments are often unsecured and may be subordinated to senior debt.

Mezzanine Investments. The Fund’s mezzanine investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness in priority ahead of the Fund’s investments. Mezzanine investments generally are subject to various risks, including, without limitation the recovery as a preference of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing, equitable subordination claims by other creditors, lender liability claims, and environmental liabilities that may arise with respect to collateral securing the obligations.

Investments in Publicly Traded Companies. The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members and increased costs associated with each of the aforementioned risks. In addition, in respect of the Fund’s publicly traded debt investments, the Fund may not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investing a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Investment Manager may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.

Investments in Less Established Companies. The Fund may invest in companies, businesses or other ventures that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel. Investments in such early-stage companies may involve greater risks than are generally associated with investments in more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.

Preferred EQUITY. Preferred equity generally has a preference as to dividends or other distributions and upon the event of liquidation over a company’s common equity, but it is junior in priority to debt securities. Preferred equity generally pays dividends in cash (or additional interests of preferred equity) at a defined rate, but unlike interest payments on debt securities, preferred equity distributions or dividends may not be made on a current basis and may accrue in kind. Dividends on preferred equity may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred equity, no dividends may be paid on the issuer’s common equity until all unpaid preferred equity dividends have been paid. Preferred equity may also be subject to optional or mandatory redemption provisions.

COMMON EQUITY INVESTMENTS. Common equity generally has a ‘no priority’ or preference over any other debt or equity security and may not pay any dividends or distributions, unless sufficient cash flow is available. The Fund’s investments in any common equity are inherently speculative and are subject to a high degree of risk. The Fund may experience a partial or total loss of any investments made in the common equity of any company, business, property, special purpose vehicle or other venture. Also, the Fund may invest in both debt and equity securities of the same company. Equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.

Convertible Securities. Convertible securities are notes, preferred equity or other securities that may be converted into or exchanged for a specified amount of common equity within a particular period of time at a specified price. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally have higher yields than the dividends on the underlying common equity, but lower yields than nonconvertible securities of a comparable duration, are less volatile in price than the underlying common stock due to their fixed-income characteristics, have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates, and provide the potential for capital appreciation if the market price of the underlying common equity increases.

Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due. Although the Fund may make investments that the Investment Manager believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment. Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Prepayment Risk. Credit investments may generally be repaid without penalty at any time. The Investment Manager is generally unable to predict the rate and frequency of such repayments. Whether a loan is repaid will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Investment Manager will often be unable to predict when, and if, this may be possible for each of the Fund’s borrowers. In the case of some of these credit investments, having the loan repaid early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Interest Rate Risk. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV. Certain of the Fund’s debt investments will have variable interest rates that reset periodically based on benchmarks such as the prime rate or SOFR, so an increase in interest rates may make it more difficult for issuers to service their obligations under the debt investments that the Fund will hold. In addition, to the extent the Fund borrows money to make investments, its returns will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income to the extent it uses debt to finance its investments. In periods of rising interest rates, the Fund’s cost of funds would increase, which could reduce its net investment income. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price.

LIBOR DISCONTINUATION RISK. The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced plans to phase out the use of LIBOR at the end of 2021. As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. Neither the ultimate effect of the LIBOR transition process nor its success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

SOFR RISK. SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

INFLATION RISK. If a Fund investment is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Many of the Fund investments may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, a Fund investment may earn more revenue but may incur higher expenses. As inflation declines, a Fund investment may not be able to reduce expenses commensurate with any resulting reduction in revenue. There is a risk of a rise in real interest rates, which is likely to create higher financing costs and may reduce the amount of levered, after-tax cash flow generated by a Fund investment.

Limited Amortization Requirements. The Fund may invest in credit investments that have limited mandatory amortization requirements. While these investments may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Investments in Highly Leveraged Issuers. The Fund’s investments are expected to include investments in companies whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments). The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.

Non-Performing Investments. The Fund’s portfolio may include investments whose underlying collateral are “nonperforming” and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk. These difficulties may never be overcome and may cause borrowers to become subject to foreclosure, bankruptcy, or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

Environmental Matters. Environmental laws, regulations and regulatory initiatives play a significant role in real estate and can have a substantial impact on investments in this industry. The Fund may invest in credit investments secured by various classes of real estate assets that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on potential investments. Compliance with such current or future environmental requirements does not ensure that underlying assets will not cause injury to the environment or people under all circumstances or that counterparties will not be required to incur additional unforeseen environmental expenditures. In addition, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies.

Counterparty Risk. The Fund is exposed to the risk that third parties that may owe the Fund or its issuers money, securities or other assets will not perform their obligations. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund.

INSUFFICIENT OPPORTUNITIES. The business of investing in private market opportunities by the Fund is highly competitive and involves a high degree of uncertainty. The Fund may rely on service partners, investment sponsors or other investment managers to identify attractive investment opportunities. The Fund may never be fully invested if enough sufficiently attractive investments are not identified. Even if an attractive investment opportunity is identified, there is no certainty that the Fund will be permitted to invest in such opportunity (or invest in such opportunity to the fullest extent desired). Accordingly, there can be no assurance that the Fund will be able to identify and complete attractive investments in the future or that it will be able to invest fully all of its capital.

DELAYED REPORTING AND VALUATION. The Fund may be reliant upon the receipt of financial reports of third parties for the determination of the value of the Fund’s assets and completion of its reports to Fund investors. Such financial reports from third parties may be delayed and cause a delay in the financial reporting for the Fund.

INCREASED COMPETITION IN INVESTMENTS. In recent years, there has been an increase in the number of, and flow of capital into, investment funds and accounts established to purchase investments similar to those to be purchased by the Fund. While the precise effect cannot be determined, such increase may result in greater competition for investment opportunities or may result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions. Prospective investors should understand that the Fund may compete with such investment funds and accounts, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staff, than may be available to the Fund. The Fund competes for investments with other investment funds as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on it as an investment company.

Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Anti-Takeover Risk. The Declaration of Trust and Bylaws of the Fund, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts of Interest Risk. The Investment Manager currently provides investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objective similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objective, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Investment Manager will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objective or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a credit investment; and (ix) prior positions in a credit investment. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Investment Manager. In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. Applicable law, including the Investment Company Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law. The Investment Company Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers), principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Investment Manager or other funds managed by the Investment Manager or their affiliates. The Fund is also not permitted to make any co-investments with the Investment Manager or its affiliates (including any fund managed by Investment Manager or its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The Fund may file an application seeking exemptive relief from the SEC to engage in privately negotiated co-investment transactions with certain affiliates of the Investment Manager. However, if filed, there can be no assurance that the Fund will obtain such exemptive relief.

The Investment Manager may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Investment Manager. Certain other Advised Funds pay the Investment Manager or their affiliates greater management fee and performance-based compensation, which could create an incentive for the Investment Manager or an affiliate to favor such investment fund or account over the Fund.

RISKS RELATED TO Investment Strategy Limitations; Floating-Rate Loans. The Fund primarily seeks to invest in fixed-rate loans but may, in certain instances and often at the borrower’s election, invest in floating-rate loans. However, the Fund’s ability to originate or participate in floating-rate loans may be limited due to certain factors. First, in certain cases, another fund or entity affiliated with the Investment Manager may offer a floating-rate loan option to a prospective borrower either concurrently with or prior to an offer by the Fund. If the borrower elects the floating-rate option received from another fund or entity affiliated with the Investment Manager, the Fund would not participate in the transaction, and any associated benefits of such financing would accrue to the affiliated fund or entity rather than the Fund.

Additionally, an affiliated third party has a right of first refusal on loan opportunities that are exclusively floating-rate and involve existing, non-construction, commercial and/or multifamily real estate loans secured by first mortgages. Certain principals of the Investment Manager have economic interests in this affiliated third party. As a result, before the Fund may participate in such floating-rate loan opportunities, the affiliated third party must first decline to pursue the opportunity. This arrangement could restrict the Fund’s access to certain floating-rate loan investments that may otherwise be attractive.

Due to these limitations, the Fund may have reduced flexibility in structuring its loan portfolio, which could impact its ability to respond to changing interest rate environments or borrower preferences. Additionally, the Fund’s overall investment opportunities may be constrained, and there can be no assurance that the absence of certain floating-rate loans in its portfolio will not adversely affect its financial performance.

Loan Extension and early repayment Risks. The Fund may, in its discretion, extend the maturity date of loans made to existing borrowers. While such extensions may help borrowers manage their liquidity needs and avoid default, they also present additional risks to the Fund and its investors. Market conditions, property performance, or borrower creditworthiness may have deteriorated since the original loan was made, even if the loan still technically meets the Fund’s lending criteria. The decision to extend rather than require repayment at maturity could result in the Fund holding an investment longer than anticipated, which may tie up capital that could otherwise be reinvested at potentially higher rates of return. Additionally, even though extended loans must meet the Fund’s lending criteria, the existence of the prior lending relationship could potentially influence the Fund’s re-underwriting analysis or decision-making process. If multiple loans in the portfolio receive extensions during periods of market stress, it could impact the Fund’s overall liquidity and cash flow. While loan extensions can be an effective tool for managing borrower relationships and avoiding defaults, there can be no assurance that extended loans will perform as well as new loans made to different borrowers under then-current market conditions.

Additionally, the Investment Manager may arrange for other funds it manages to provide new financing to existing Fund borrowers or to third-parties who may acquire an existing borrower’s assets or loan, which would typically result in the repayment of all or a portion of the Fund’s existing loan. While the Investment Manager will only pursue such transactions when it believes they are beneficial to the Fund, these transactions may result in the Fund receiving less proceeds than anticipated because the refinancing may trigger early repayment of the Fund’s loan, thereby reducing the total interest payments the Fund would have otherwise received over the full term of the loan, assuming, a full-repayment is made by the borrower.

Geographic Risks and Tenant Rights Foreclosure Laws. The Fund may limit its exposure to certain jurisdictions based on various factors, including local tenant rights and foreclosure laws and related considerations that could impact the Fund’s ability to exercise remedies in the event of default. While the Fund may invest in jurisdictions generally considered to have strong tenant or owner protections (such as California), it typically focuses on specific localities within such jurisdictions where tenant and owner protections are less extensive. These geographic limitations could restrict the Fund’s investment opportunities and result in concentration in certain regions or localities. If the Fund were to pass on an opportunity in a jurisdiction with strong tenant protections or difficult foreclosure processes, such opportunity may be presented to another fund or affiliated third-party which, if the transaction is consummated, would benefit such other financing provider and not the Fund. There can be no assurance that such geographic investment considerations will not adversely impact the Fund’s performance.

Potential Conflicts of Interest Risk—Allocation of Personnel. The Fund’s executive officers and members of the Board, and the employees of the Investment Manager, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Investment Manager or their affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Investment Manager and their management may face conflicts in their time management and commitments.

Potential Conflicts of Interest Risk—Lack of Information Barriers. By reason of the various activities of the Investment Manager and their affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Risks Relating to Fund’s RIC Status. Although the Fund has elected to be treated as, and intends to continue to qualify as, a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s Shareholders.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. In addition, the deferral of payment-in-kind interest also reduces a loan’s loan-to-value ratio at a compounding rate.

Uncertain Tax Treatment. The Fund may invest a portion of its Net Assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

TARGETED RETURNS. Estimates of certain targeted returns of the Fund provided herein are the result of the comprehensive internal projections, assumptions and experience of the Investment Manager in related private markets. Actual results may materially and adversely vary. No guarantee is made that any such targeted returns will be achieved. In fact, investors may lose some or all of their investment. Prospective investors are encouraged to consult with their own financial, tax and legal advisors regarding the use of targeted returns and to ask questions of the Fund or Investment Manager regarding the derivation of such projections.

LONG-TERM INVESTMENTS; RISKS RELATING TO REALIZATION OF INVESTMENTS. The investments made by the Fund are likely to be held, and have little or no liquidity, for long periods of time. Factors such as overall economic conditions, the competitive environment and the availability of potential acquirers may shorten or lengthen the holding periods of such investments. In some cases, the Fund may be prohibited from selling certain securities for a period of time or otherwise be restricted from disposing of certain securities. Furthermore, the types of investments made may require a substantial length of time to liquidate. The Fund may be unable to realize their investment objective by sale or other disposition at attractive prices or may be otherwise unable to complete any exit strategy. BANKRUPTCY. Various federal and state laws enacted for the protection of creditors may operate to the detriment of the Fund if it is a creditor of a person or entity that experiences financial difficulty. For example, if a person or entity becomes insolvent or files for bankruptcy protection, there is a risk that a court may subordinate the Fund’s investment to other creditors or require the Fund to return amounts previously paid to it by the person or entity. If the Fund has management rights or holds equity securities in any company that becomes insolvent or bankrupt, the risk of subordination of the Fund’s claim increases. In addition, any preferential transfers to the Fund during the one-year period before the bankruptcy proceedings may be recovered from the Fund since the Fund may be deemed an insider of the company. The Fund’s exercise of management rights may also lead creditors of the company or other parties to assert claims against the Fund.

RISK ASSOCIATED WITH PORTFOLIO COMPANIES. The investments by the Fund in portfolio companies involve a high degree of business and financial risk that can result in substantial losses. Some of these risks include, without limitation, the following: A portfolio company may be in an early stage of development, may not have a proven operating history, may have products that are not yet developed or ready to be marketed or that have no established market, may be reliant on developing unproven technology, may be operating at a loss or have significant fluctuations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. A portfolio company may be highly leveraged and, as a consequence, subject to restrictive financial and operating covenants. The leverage may impair the ability of a portfolio company to finance its future operations and capital needs. As a result, a portfolio company may lack the flexibility to respond to changing business and economic conditions, or to take advantage of business opportunities. A portfolio company may face intense competitive positioning, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities, and a large number of qualified managerial and technical personnel. A portfolio company may also incur leverage that may have important adverse consequences. For example, a portfolio company may be subject to restrictive financial and operating covenants. As a result, a portfolio company may lack the flexibility to respond to changing business and economic conditions or to take advantage of business opportunities. In addition, the Fund may compete with one another and other private market funds for investment opportunities with respect to portfolio companies.

CONTROL POSITIONS. The Fund may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise, violation of government regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If such liabilities were to occur, the Fund might suffer a significant loss.

HEDGING. The Fund may engage in hedging transactions, such as hedging for currency and interest rate risks, as well as other risks. Hedging techniques could involve a variety of derivative transactions, including transactions in forward contracts and swaps (collectively “Hedging Instruments”). While these transactions may attempt to reduce certain risks, these transactions themselves entail other risks. Unanticipated changes in securities or currency prices or other rates may result in a poorer overall performance for a party than if it had not entered into any transactions involving Hedging Instruments. In the event of an imperfect correlation between a position in a Hedging Instrument and a portfolio position that it is intended to protect, the desired protection may not be obtained, and a party may be exposed to risk of loss. In addition, it is not possible to hedge fully or perfectly against any particular risk. Moreover, Hedging Instruments may not be available or may not be available at a reasonable cost to the Fund.

NON-U.S. INVESTMENTS. Although it is anticipated that a majority of the investments made by the Fund will be in the United States of America, the Fund may invest a portion of its assets outside of the United States of America. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

RISKS RELATING TO ACCOUNTING, AUDITING AND FINANCIAL REPORTING. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Investment Manager to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on Fund investments. Finally, certain Fund investments may not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such investments, which may ultimately have an adverse impact on the net asset value of the Fund

CURRENCY RISK. The Fund’s investments that are denominated in a foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. The Investment Manager may (if permitted) try to hedge these risks by investing directly in foreign currencies, buying and selling forward foreign currency exchange contracts and buying and selling options on foreign currencies, but there can be no assurance such strategies will be effective.

Adviser Risk. There can be no assurance that any such investment professionals will remain employed by the Investment Manager. Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Investment Manager. The Investment Manager evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Investment Manager and its management team. The departure of any members of the Investment Manager’s management team could have a material adverse effect on the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the Investment Manager’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Investment Manager’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Investment Manager may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Investment Manager may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, there is no assurance that the Investment Manager will remain the Fund’s investment adviser. The Investment Management Agreement between the Fund and the Investment Manager has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Management Agreement may be terminated at any time, without penalty, upon 60 days’ notice. If the agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreement is terminated, it may be difficult for the Fund to replace the Investment Manager. Furthermore, the termination of the Investment Management Agreement may adversely impact the terms of the Fund’s financing facilities or any financing facility into which the Fund may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Key Personnel Risk. The Investment Manager depends on the diligence, skill and network of business contacts of certain professionals. The Investment Manager also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Investment Manager are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Investment Manager, or of a significant number of the investment professionals or partners of the Investment Manager’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective.

* * *

LIMITS OF RISK DISCLOSURES. The above discussions of the various principal risks, and the related discussion of risks in the SAI, that are associated with the Fund and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Memorandum and the SAI and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Memorandum.

Investment Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Strategies. The Fund has a very broad mandate with respect to the type and nature of investments in which it invests. While some of the investments in which the Fund will invest may be secured loans, the Fund may also invest in debt or equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. As a result, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the securities in which the Fund will invest may not be protected by financial covenants or limitations upon additional indebtedness and may have limited liquidity. The borrowers of loans in which the Fund invests may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable and create a potential risk of loss by the Fund of its entire investment in any particular investment. Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a fraudulent conveyance, (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a preference, (iii) equitable subordination claims by other creditors, (iv) lender liability claims by the issuer of the obligations and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Adverse credit events, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investments. The Fund’s investments may be subject to early redemption features, refinancing options, prepayment options or similar provisions which could result an investment made by the Fund being realized earlier than anticipated. There can be no assurance that the Fund’s investment objective will be achieved.

Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CREDIT Investments. The Fund may invest in a wide range of credit investments, including primary issuances of secondary transactions involving loans, debt instruments, credit facilities, participation arrangements or other similar investments. The portfolio may include first lien senior secured, second and third lien loans and any other credit investments. The value of the Fund’s credit investments may be detrimentally affected to the extent a borrower defaults on its obligations. There can also be no assurance that the value assigned by the Investment Manager to collateralize a credit investment can be realized upon liquidation, nor can there be any assurance that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in any particular collateral to be invalidated. Also, much of the collateral is expected to be illiquid assets, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a credit investment may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Credit investments may become non-performing for a variety of reasons. Non-performing credit obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of an investment or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns. Finally, there may also be time cost involved in collecting on defaulted credit investments and, if applicable, taking possession of various types of collateral.

First Lien Senior Secured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

First Lien Senior Secured Loans. The collateral securing the Fund’s first lien credit investments may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in a counterparty’s financial condition, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the credit investment. Consequently, the fact that a credit investment is secured does not guarantee that the Fund will receive principal and interest payments according to the terms of the agreement, or at all, or that it will be able to collect on the credit investment should it be forced to enforce its remedies.

Second Lien Senior Secured Loans and Junior Debt investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second Lien Senior Secured Loans and Junior Debt investments. The collateral securing the fund’s subordinated credit investments are subject to the same investment risks generally applicable to senior loans described above. The Fund’s investments in junior secured loans will be subordinated to other creditors or may be unsecured. As such, to the extent the Fund holds subordinated secured loans and junior debt investments, the holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, subordinated loans are subject to additional risk that the cash flow and the property securing the junior loan may be insufficient to repay the Fund after giving effect to any senior secured obligations of the borrower. This may result in an above average amount of risk and loss of principal. Junior loans are also expected to be more illiquid than senior loans.

Unsecured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loans. Unsecured credit investments are subject to the same investment risks described above, but are also subject to additional risk that the cash flow and the property may be insufficient to repay the Fund after giving effect to any secured obligations. Unsecured credit investments will be subject to certain additional risks to the extent that such credit investments may not be protected and such investments are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured credit investments are also expected to be a more illiquid investment than secured investments for this reason.

Covenant-Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COVENANT-LITE LOANS RISK. Covenant lite loans contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Other Risks Related to Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks Related to CREDIT INVESTMENTS. The Fund may invest a portion of its assets in participation interests or special purpose vehicles holding various credit investments. The special risks associated with these obligations include adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and limitations on the ability of the Fund to directly enforce its rights with respect to participations. The Fund may acquire interests in such credit investments either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit arrangement with respect to the obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a credit arrangement typically results in a contractual relationship only with the institution participating out the interest and not directly with the counterparty. In purchasing participations, the Fund may have no right to enforce compliance by the counterparty with the terms of the credit agreement, and the Fund may not directly benefit from the collateral supporting the credit obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Investments in Middle-Market Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Middle-Market Companies. Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited operations and financial resources and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends, greater operating risks and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

High Yield Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Debt. The Fund may invest in debt securities that may be classified as higher-yielding (and, therefore, higher-risk) credit investments. In most cases, such investments will be rated below investment grade (which are often referred to as “junk”) or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the company’s failure to make timely interest and principal payments. The market for high yield securities has experienced periods of volatility and reduced liquidity. High yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities may also not be protected by financial covenants or limitations on additional indebtedness. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.

Pik Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PIK INTEREST RISK. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s net asset value and also in determining net investment income for purposes of calculating the Incentive Fee. PIK interest may be combined with cash current paid interest or otherwise tailored to address both the specific circumstances of the borrower and the return requirements of the investor. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Distressed Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Credit Investments. The Fund’s distressed credit investments (e.g., investments in defaulted, out-of-favor or distressed credit and equity securities) are inherently speculative and are subject to a high degree of risk. Companies experiencing financial distress are often those operating at a loss. Companies experiencing financial distress may be involved in insolvency proceedings and have the need for substantial additional capital to support continued operations or to improve their financial condition and may have very high amounts of leverage. Distressed companies typically are in default under their debt obligations, may not have access to more traditional methods of financing and may be unable to repay debt by refinancing. The value of distressed instruments tends to be more volatile and may have an increased price sensitivity to changing interest rates and adverse economic and business developments than other securities or instruments. Distressed credit investments are often more sensitive to company-specific developments and changes in economic conditions than other securities. Furthermore, distressed debt instruments are often unsecured and may be subordinated to senior debt.

Mezzanine Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments. The Fund’s mezzanine investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness in priority ahead of the Fund’s investments. Mezzanine investments generally are subject to various risks, including, without limitation the recovery as a preference of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing, equitable subordination claims by other creditors, lender liability claims, and environmental liabilities that may arise with respect to collateral securing the obligations.

Investments in Publicly Traded Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Publicly Traded Companies. The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members and increased costs associated with each of the aforementioned risks. In addition, in respect of the Fund’s publicly traded debt investments, the Fund may not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investing a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Investment Manager may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.

Investments in Less Established Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Less Established Companies. The Fund may invest in companies, businesses or other ventures that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel. Investments in such early-stage companies may involve greater risks than are generally associated with investments in more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.

Preferred Equity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred EQUITY. Preferred equity generally has a preference as to dividends or other distributions and upon the event of liquidation over a company’s common equity, but it is junior in priority to debt securities. Preferred equity generally pays dividends in cash (or additional interests of preferred equity) at a defined rate, but unlike interest payments on debt securities, preferred equity distributions or dividends may not be made on a current basis and may accrue in kind. Dividends on preferred equity may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred equity, no dividends may be paid on the issuer’s common equity until all unpaid preferred equity dividends have been paid. Preferred equity may also be subject to optional or mandatory redemption provisions.

Common Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COMMON EQUITY INVESTMENTS. Common equity generally has a ‘no priority’ or preference over any other debt or equity security and may not pay any dividends or distributions, unless sufficient cash flow is available. The Fund’s investments in any common equity are inherently speculative and are subject to a high degree of risk. The Fund may experience a partial or total loss of any investments made in the common equity of any company, business, property, special purpose vehicle or other venture. Also, the Fund may invest in both debt and equity securities of the same company. Equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities. Convertible securities are notes, preferred equity or other securities that may be converted into or exchanged for a specified amount of common equity within a particular period of time at a specified price. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally have higher yields than the dividends on the underlying common equity, but lower yields than nonconvertible securities of a comparable duration, are less volatile in price than the underlying common stock due to their fixed-income characteristics, have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates, and provide the potential for capital appreciation if the market price of the underlying common equity increases.

CreditRiskMember
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due. Although the Fund may make investments that the Investment Manager believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment. Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk. Credit investments may generally be repaid without penalty at any time. The Investment Manager is generally unable to predict the rate and frequency of such repayments. Whether a loan is repaid will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Investment Manager will often be unable to predict when, and if, this may be possible for each of the Fund’s borrowers. In the case of some of these credit investments, having the loan repaid early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV. Certain of the Fund’s debt investments will have variable interest rates that reset periodically based on benchmarks such as the prime rate or SOFR, so an increase in interest rates may make it more difficult for issuers to service their obligations under the debt investments that the Fund will hold. In addition, to the extent the Fund borrows money to make investments, its returns will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income to the extent it uses debt to finance its investments. In periods of rising interest rates, the Fund’s cost of funds would increase, which could reduce its net investment income. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price.

Libor Discontinuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR DISCONTINUATION RISK. The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Offered Rate (“LIBOR”), announced plans to phase out the use of LIBOR at the end of 2021. As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. Neither the ultimate effect of the LIBOR transition process nor its success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

Sofr Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK. SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFLATION RISK. If a Fund investment is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Many of the Fund investments may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, a Fund investment may earn more revenue but may incur higher expenses. As inflation declines, a Fund investment may not be able to reduce expenses commensurate with any resulting reduction in revenue. There is a risk of a rise in real interest rates, which is likely to create higher financing costs and may reduce the amount of levered, after-tax cash flow generated by a Fund investment.

Limited Amortization Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Amortization Requirements. The Fund may invest in credit investments that have limited mandatory amortization requirements. While these investments may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Investments in Highly Leveraged Issuers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Highly Leveraged Issuers. The Fund’s investments are expected to include investments in companies whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments). The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.

Non-Performing Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Performing Investments. The Fund’s portfolio may include investments whose underlying collateral are “nonperforming” and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk. These difficulties may never be overcome and may cause borrowers to become subject to foreclosure, bankruptcy, or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

Environmental Matters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Environmental Matters. Environmental laws, regulations and regulatory initiatives play a significant role in real estate and can have a substantial impact on investments in this industry. The Fund may invest in credit investments secured by various classes of real estate assets that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on potential investments. Compliance with such current or future environmental requirements does not ensure that underlying assets will not cause injury to the environment or people under all circumstances or that counterparties will not be required to incur additional unforeseen environmental expenditures. In addition, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk. The Fund is exposed to the risk that third parties that may owe the Fund or its issuers money, securities or other assets will not perform their obligations. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund.

Insufficient Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INSUFFICIENT OPPORTUNITIES. The business of investing in private market opportunities by the Fund is highly competitive and involves a high degree of uncertainty. The Fund may rely on service partners, investment sponsors or other investment managers to identify attractive investment opportunities. The Fund may never be fully invested if enough sufficiently attractive investments are not identified. Even if an attractive investment opportunity is identified, there is no certainty that the Fund will be permitted to invest in such opportunity (or invest in such opportunity to the fullest extent desired). Accordingly, there can be no assurance that the Fund will be able to identify and complete attractive investments in the future or that it will be able to invest fully all of its capital.

Delayed Reporting and Valuation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DELAYED REPORTING AND VALUATION. The Fund may be reliant upon the receipt of financial reports of third parties for the determination of the value of the Fund’s assets and completion of its reports to Fund investors. Such financial reports from third parties may be delayed and cause a delay in the financial reporting for the Fund.

Increased Competition in Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INCREASED COMPETITION IN INVESTMENTS. In recent years, there has been an increase in the number of, and flow of capital into, investment funds and accounts established to purchase investments similar to those to be purchased by the Fund. While the precise effect cannot be determined, such increase may result in greater competition for investment opportunities or may result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions. Prospective investors should understand that the Fund may compete with such investment funds and accounts, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staff, than may be available to the Fund. The Fund competes for investments with other investment funds as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on it as an investment company.

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Anti-Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Risk. The Declaration of Trust and Bylaws of the Fund, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk. The Investment Manager currently provides investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objective similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objective, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Investment Manager will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objective or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a credit investment; and (ix) prior positions in a credit investment. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Investment Manager. In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. Applicable law, including the Investment Company Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law. The Investment Company Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers), principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Investment Manager or other funds managed by the Investment Manager or their affiliates. The Fund is also not permitted to make any co-investments with the Investment Manager or its affiliates (including any fund managed by Investment Manager or its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The Fund may file an application seeking exemptive relief from the SEC to engage in privately negotiated co-investment transactions with certain affiliates of the Investment Manager. However, if filed, there can be no assurance that the Fund will obtain such exemptive relief.

The Investment Manager may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Investment Manager. Certain other Advised Funds pay the Investment Manager or their affiliates greater management fee and performance-based compensation, which could create an incentive for the Investment Manager or an affiliate to favor such investment fund or account over the Fund.

Floating-Rate Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATED TO Investment Strategy Limitations; Floating-Rate Loans. The Fund primarily seeks to invest in fixed-rate loans but may, in certain instances and often at the borrower’s election, invest in floating-rate loans. However, the Fund’s ability to originate or participate in floating-rate loans may be limited due to certain factors. First, in certain cases, another fund or entity affiliated with the Investment Manager may offer a floating-rate loan option to a prospective borrower either concurrently with or prior to an offer by the Fund. If the borrower elects the floating-rate option received from another fund or entity affiliated with the Investment Manager, the Fund would not participate in the transaction, and any associated benefits of such financing would accrue to the affiliated fund or entity rather than the Fund.

Additionally, an affiliated third party has a right of first refusal on loan opportunities that are exclusively floating-rate and involve existing, non-construction, commercial and/or multifamily real estate loans secured by first mortgages. Certain principals of the Investment Manager have economic interests in this affiliated third party. As a result, before the Fund may participate in such floating-rate loan opportunities, the affiliated third party must first decline to pursue the opportunity. This arrangement could restrict the Fund’s access to certain floating-rate loan investments that may otherwise be attractive.

Due to these limitations, the Fund may have reduced flexibility in structuring its loan portfolio, which could impact its ability to respond to changing interest rate environments or borrower preferences. Additionally, the Fund’s overall investment opportunities may be constrained, and there can be no assurance that the absence of certain floating-rate loans in its portfolio will not adversely affect its financial performance.

Loan Extension and Early Repayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Extension and early repayment Risks. The Fund may, in its discretion, extend the maturity date of loans made to existing borrowers. While such extensions may help borrowers manage their liquidity needs and avoid default, they also present additional risks to the Fund and its investors. Market conditions, property performance, or borrower creditworthiness may have deteriorated since the original loan was made, even if the loan still technically meets the Fund’s lending criteria. The decision to extend rather than require repayment at maturity could result in the Fund holding an investment longer than anticipated, which may tie up capital that could otherwise be reinvested at potentially higher rates of return. Additionally, even though extended loans must meet the Fund’s lending criteria, the existence of the prior lending relationship could potentially influence the Fund’s re-underwriting analysis or decision-making process. If multiple loans in the portfolio receive extensions during periods of market stress, it could impact the Fund’s overall liquidity and cash flow. While loan extensions can be an effective tool for managing borrower relationships and avoiding defaults, there can be no assurance that extended loans will perform as well as new loans made to different borrowers under then-current market conditions.

Additionally, the Investment Manager may arrange for other funds it manages to provide new financing to existing Fund borrowers or to third-parties who may acquire an existing borrower’s assets or loan, which would typically result in the repayment of all or a portion of the Fund’s existing loan. While the Investment Manager will only pursue such transactions when it believes they are beneficial to the Fund, these transactions may result in the Fund receiving less proceeds than anticipated because the refinancing may trigger early repayment of the Fund’s loan, thereby reducing the total interest payments the Fund would have otherwise received over the full term of the loan, assuming, a full-repayment is made by the borrower.

Geographic Risks and Tenant Rights Foreclosure Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Risks and Tenant Rights Foreclosure Laws. The Fund may limit its exposure to certain jurisdictions based on various factors, including local tenant rights and foreclosure laws and related considerations that could impact the Fund’s ability to exercise remedies in the event of default. While the Fund may invest in jurisdictions generally considered to have strong tenant or owner protections (such as California), it typically focuses on specific localities within such jurisdictions where tenant and owner protections are less extensive. These geographic limitations could restrict the Fund’s investment opportunities and result in concentration in certain regions or localities. If the Fund were to pass on an opportunity in a jurisdiction with strong tenant protections or difficult foreclosure processes, such opportunity may be presented to another fund or affiliated third-party which, if the transaction is consummated, would benefit such other financing provider and not the Fund. There can be no assurance that such geographic investment considerations will not adversely impact the Fund’s performance.

Potential Conflicts of Interest Risk—Allocation of Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Allocation of Personnel. The Fund’s executive officers and members of the Board, and the employees of the Investment Manager, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Investment Manager or their affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Investment Manager and their management may face conflicts in their time management and commitments.

Potential Conflicts of Interest Risk—Lack of Information Barriers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Lack of Information Barriers. By reason of the various activities of the Investment Manager and their affiliates, the Investment Manager and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Risks Relating to Fund’s RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Fund’s RIC Status. Although the Fund has elected to be treated as, and intends to continue to qualify as, a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s Shareholders.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. In addition, the deferral of payment-in-kind interest also reduces a loan’s loan-to-value ratio at a compounding rate.

Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Tax Treatment. The Fund may invest a portion of its Net Assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Targeted Returns [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

TARGETED RETURNS. Estimates of certain targeted returns of the Fund provided herein are the result of the comprehensive internal projections, assumptions and experience of the Investment Manager in related private markets. Actual results may materially and adversely vary. No guarantee is made that any such targeted returns will be achieved. In fact, investors may lose some or all of their investment. Prospective investors are encouraged to consult with their own financial, tax and legal advisors regarding the use of targeted returns and to ask questions of the Fund or Investment Manager regarding the derivation of such projections.

Risks Relating to Realization of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LONG-TERM INVESTMENTS; RISKS RELATING TO REALIZATION OF INVESTMENTS. The investments made by the Fund are likely to be held, and have little or no liquidity, for long periods of time. Factors such as overall economic conditions, the competitive environment and the availability of potential acquirers may shorten or lengthen the holding periods of such investments. In some cases, the Fund may be prohibited from selling certain securities for a period of time or otherwise be restricted from disposing of certain securities. Furthermore, the types of investments made may require a substantial length of time to liquidate. The Fund may be unable to realize their investment objective by sale or other disposition at attractive prices or may be otherwise unable to complete any exit strategy. BANKRUPTCY. Various federal and state laws enacted for the protection of creditors may operate to the detriment of the Fund if it is a creditor of a person or entity that experiences financial difficulty. For example, if a person or entity becomes insolvent or files for bankruptcy protection, there is a risk that a court may subordinate the Fund’s investment to other creditors or require the Fund to return amounts previously paid to it by the person or entity. If the Fund has management rights or holds equity securities in any company that becomes insolvent or bankrupt, the risk of subordination of the Fund’s claim increases. In addition, any preferential transfers to the Fund during the one-year period before the bankruptcy proceedings may be recovered from the Fund since the Fund may be deemed an insider of the company. The Fund’s exercise of management rights may also lead creditors of the company or other parties to assert claims against the Fund.

Risk Associated With Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISK ASSOCIATED WITH PORTFOLIO COMPANIES. The investments by the Fund in portfolio companies involve a high degree of business and financial risk that can result in substantial losses. Some of these risks include, without limitation, the following: A portfolio company may be in an early stage of development, may not have a proven operating history, may have products that are not yet developed or ready to be marketed or that have no established market, may be reliant on developing unproven technology, may be operating at a loss or have significant fluctuations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition. A portfolio company may be highly leveraged and, as a consequence, subject to restrictive financial and operating covenants. The leverage may impair the ability of a portfolio company to finance its future operations and capital needs. As a result, a portfolio company may lack the flexibility to respond to changing business and economic conditions, or to take advantage of business opportunities. A portfolio company may face intense competitive positioning, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities, and a large number of qualified managerial and technical personnel. A portfolio company may also incur leverage that may have important adverse consequences. For example, a portfolio company may be subject to restrictive financial and operating covenants. As a result, a portfolio company may lack the flexibility to respond to changing business and economic conditions or to take advantage of business opportunities. In addition, the Fund may compete with one another and other private market funds for investment opportunities with respect to portfolio companies.

Control Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONTROL POSITIONS. The Fund may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise, violation of government regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If such liabilities were to occur, the Fund might suffer a significant loss.

Hedging [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HEDGING. The Fund may engage in hedging transactions, such as hedging for currency and interest rate risks, as well as other risks. Hedging techniques could involve a variety of derivative transactions, including transactions in forward contracts and swaps (collectively “Hedging Instruments”). While these transactions may attempt to reduce certain risks, these transactions themselves entail other risks. Unanticipated changes in securities or currency prices or other rates may result in a poorer overall performance for a party than if it had not entered into any transactions involving Hedging Instruments. In the event of an imperfect correlation between a position in a Hedging Instrument and a portfolio position that it is intended to protect, the desired protection may not be obtained, and a party may be exposed to risk of loss. In addition, it is not possible to hedge fully or perfectly against any particular risk. Moreover, Hedging Instruments may not be available or may not be available at a reasonable cost to the Fund.

Non-U.S. Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS. Although it is anticipated that a majority of the investments made by the Fund will be in the United States of America, the Fund may invest a portion of its assets outside of the United States of America. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

Risks Relating to Accounting, Auditing and Financial Reporting [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATING TO ACCOUNTING, AUDITING AND FINANCIAL REPORTING. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund investments may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards. Consequently, the quality of certain foreign audits may be unreliable, which may require enhanced procedures, and the Fund may not be provided with the same level of protection or information as would generally apply in developed countries, potentially exposing the Fund to significant losses. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Investment Manager to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on Fund investments. Finally, certain Fund investments may not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such investments, which may ultimately have an adverse impact on the net asset value of the Fund

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CURRENCY RISK. The Fund’s investments that are denominated in a foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. The Investment Manager may (if permitted) try to hedge these risks by investing directly in foreign currencies, buying and selling forward foreign currency exchange contracts and buying and selling options on foreign currencies, but there can be no assurance such strategies will be effective.

Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Adviser Risk. There can be no assurance that any such investment professionals will remain employed by the Investment Manager. Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Investment Manager. The Investment Manager evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Investment Manager and its management team. The departure of any members of the Investment Manager’s management team could have a material adverse effect on the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the Investment Manager’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Investment Manager’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Investment Manager may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Investment Manager may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, there is no assurance that the Investment Manager will remain the Fund’s investment adviser. The Investment Management Agreement between the Fund and the Investment Manager has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Management Agreement may be terminated at any time, without penalty, upon 60 days’ notice. If the agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event such agreement is terminated, it may be difficult for the Fund to replace the Investment Manager. Furthermore, the termination of the Investment Management Agreement may adversely impact the terms of the Fund’s financing facilities or any financing facility into which the Fund may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel Risk. The Investment Manager depends on the diligence, skill and network of business contacts of certain professionals. The Investment Manager also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Investment Manager are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Investment Manager, or of a significant number of the investment professionals or partners of the Investment Manager’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective.

Limits of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES. The above discussions of the various principal risks, and the related discussion of risks in the SAI, that are associated with the Fund and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Memorandum and the SAI and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Memorandum.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		c/o UMB Fund Services, Inc.
Entity Address, Address Line Two		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
Contact Personnel Name		John Earl
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]	[3]	0.22%
Distribution/Servicing Fees [Percent]	[4]	1.00%
Incentive Fees [Percent]	[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.24%
Total Annual Expenses [Percent]		3.96%
Waivers and Reimbursements of Fees [Percent]	[6]	0.00%
Net Expense over Assets [Percent]		3.96%
Expense Example, Year 01		$ 75
Expense Example, Years 1 to 3		162
Expense Example, Years 1 to 5		259
Expense Example, Years 1 to 10		$ 561
Other Transaction Fees Basis, Maximum [Percent]	[7]	2.00%
Financial Highlights [Abstract]
Senior Securities Amount			$ 5,000,000	[8]	$ 5,000,000	[8]	$ 5,000,000	[8]	$ 171,364,000	$ 61,964,000	[9]	$ 60,659,000	[9]	$ 64,926,000	$ 29,433,000
Senior Securities Average Market Value per Unit					$ 14,265	[8]			$ 10,248	$ 23,662	[9]	$ 18,106	[9]	$ 11,710	$ 12,037
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[10]	Class A
Outstanding Security, Held [Shares]	[10]
Outstanding Security, Not Held [Shares]	[10]	99,069
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]	[3]	0.22%
Distribution/Servicing Fees [Percent]	[4]	0.90%
Incentive Fees [Percent]	[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.24%
Total Annual Expenses [Percent]		3.86%
Waivers and Reimbursements of Fees [Percent]	[6]	0.00%
Net Expense over Assets [Percent]		3.86%
Expense Example, Year 01		$ 74
Expense Example, Years 1 to 3		159
Expense Example, Years 1 to 5		254
Expense Example, Years 1 to 10		$ 551
Other Transaction Fees Basis, Maximum [Percent]	[7]	2.00%
Financial Highlights [Abstract]
Senior Securities Amount			$ 5,000,000	[11]	$ 5,000,000	[11]	5,000,000	[11]	$ 171,364,000	$ 61,964,000		$ 60,659,000		$ 64,926,000	$ 29,433,000
Senior Securities Average Market Value per Unit			$ 14,265	[11]					$ 10,248	$ 23,662		$ 18,106		$ 11,710	$ 12,037
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[10]	Class D
Outstanding Security, Held [Shares]	[10]
Outstanding Security, Not Held [Shares]	[10]	46,475,484
Class Y Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]	[3]	0.22%
Distribution/Servicing Fees [Percent]	[4]	0.25%
Incentive Fees [Percent]	[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.24%
Total Annual Expenses [Percent]		3.11%
Waivers and Reimbursements of Fees [Percent]	[6]	0.00%
Net Expense over Assets [Percent]		3.11%
Expense Example, Year 01		$ 33
Expense Example, Years 1 to 3		107
Expense Example, Years 1 to 5		192
Expense Example, Years 1 to 10		$ 460
Other Transaction Fees Basis, Maximum [Percent]	[7]	2.00%
Financial Highlights [Abstract]
Senior Securities Amount			$ 5,000,000	[12]	5,000,000	[12]	$ 5,000,000	[12]	$ 171,364,000	$ 61,964,000		$ 60,659,000		$ 64,926,000	$ 29,433,000
Senior Securities Average Market Value per Unit							$ 14,265	[12]	$ 10,248	$ 23,662		$ 18,106		$ 11,710	$ 12,037
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[10]	Class I
Outstanding Security, Held [Shares]	[10]
Outstanding Security, Not Held [Shares]	[10]	103,688,678
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]	[3]	0.22%
Distribution/Servicing Fees [Percent]	[4]	0.15%
Incentive Fees [Percent]	[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.24%
Total Annual Expenses [Percent]		3.21%
Waivers and Reimbursements of Fees [Percent]	[6]	0.00%
Net Expense over Assets [Percent]		3.21%
Expense Example, Year 01		$ 32
Expense Example, Years 1 to 3		104
Expense Example, Years 1 to 5		186
Expense Example, Years 1 to 10		$ 448
Other Transaction Fees Basis, Maximum [Percent]	[7]	2.00%
Financial Highlights [Abstract]
Senior Securities Amount			5,000,000	[13]	$ 5,000,000	[13]	$ 5,000,000	[13]	$ 171,364,000	$ 61,964,000		$ 60,659,000		$ 64,926,000	$ 29,433,000
Senior Securities Average Market Value per Unit					$ 14,265	[13]			$ 10,248	$ 23,662		$ 18,106		$ 11,710	$ 12,037
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[10]	Class Y
Outstanding Security, Held [Shares]	[10]
Outstanding Security, Not Held [Shares]	[10]	210,249,167
Class Z Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]	[3]	0.22%
Distribution/Servicing Fees [Percent]	[4]	0.00%
Incentive Fees [Percent]	[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.24%
Total Annual Expenses [Percent]		2.96%
Waivers and Reimbursements of Fees [Percent]	[6]	0.00%
Net Expense over Assets [Percent]		2.96%
Expense Example, Year 01		$ 31
Expense Example, Years 1 to 3		99
Expense Example, Years 1 to 5		178
Expense Example, Years 1 to 10		$ 429
Other Transaction Fees Basis, Maximum [Percent]	[7]	2.00%
Financial Highlights [Abstract]
Senior Securities Amount			$ 5,000,000	[14]	$ 5,000,000	[14]	$ 5,000,000	[14]	$ 171,364,000	$ 61,964,000		$ 60,659,000		$ 64,926,000	$ 29,433,000
Senior Securities Average Market Value per Unit					$ 14,265	[14]			$ 10,248	$ 23,662		$ 18,106		$ 11,710	$ 12,037
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	[10]	Class Z
Outstanding Security, Held [Shares]	[10]
Outstanding Security, Not Held [Shares]	[10]	1,270,926,731

[1]	Investments in Class A Shares and Class D Shares are subject to a sales charge of 3.50%. No sales charge will be charged on purchases of Class Y Shares, Class I Shares and Class Z Shares.
[2]	Pursuant to the Investment Management Agreement, and in consideration of the advisory services provided by the Investment Manager to the Fund, the Investment Manager receives an annual Investment Management Fee, calculated and payable monthly in arrears, equal to 1.50% of the Fund’s net assets determined as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date and decreases the net profits or increases the net losses of the Fund that are credited to its Shareholders. The Investment Manager also receives an Incentive Fee, as described below. See “INVESTMENT MANAGEMENT AND INCENTIVE FEES” for additional information.
[3]	Fees and Interest Payments on Borrowed Funds and “Other Expenses” (as defined below) are based on estimated amounts for the current fiscal year.
[4]	The Fund has obtained exemptive relief from the SEC permitting it to offer multiple classes of Shares and the Board has adopted, on behalf of the Fund, a Distribution and Service Plan for Class A Shares, Class D Shares, Class Y Shares and Class I Shares. The Fund may charge a Distribution and Servicing Fee up to a maximum of 1.00% per year on Class A Shares, a maximum of 0.90% per year on Class D Shares, a maximum of 0.25% per year on Class Y Shares, and a maximum of 0.15% on Class I Shares on an annualized basis of the aggregate net assets of the Fund attributable to each such class. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares, Class D Shares, Class Y Shares or Class I Shares of the Fund. See “DISTRIBUTION AND SERVICE PLAN.”
[5]	The Incentive Fee is calculated and payable monthly in arrears based upon the Fund’s net profits for the immediately preceding month, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 0.58333333 % per month (or an annualized hurdle rate of 7.00%), subject to a “catch-up” feature. The Incentive Fee will be equal to 15.00% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). See “INVESTMENT MANAGEMENT AND INCENTIVE FEES” for a full explanation of how the Incentive Fee is calculated. The Incentive Fee in the table assumes a hypothetical 10.00% gross return to shareholders. The actual amount of the Incentive Fee may be more or less than the amount in the table above.
[6]	The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver and/or Reimbursement”), if required to ensure the Total Annual Expenses (including the Investment Management Fee, but excluding taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses of the Fund) do not exceed 3.00% of the Fund’s net assets on an annualized basis (the “Expense Limit”). Because taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses of the Fund are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) may exceed 3.00% of the Fund’s net assets on an annualized basis. For a period not to exceed three years from the date on which a Waiver and/or Reimbursement is made, the Investment Manager may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the Waiver and/or Reimbursement and (ii) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. Either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon thirty days’ written notice.
[7]	If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than 365 calendar days, then such repurchase will be subject to a 2.00% early repurchase fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early repurchase fee, the Fund will repurchase that portion of the Shares held the longest first.
[8]	Commencement of offering of Class A shares.
[9]	For the year ended September 30, 2023 and 2024, respectively, Class A had no net assets and was not included in audited financial statements.
[10]	As of May 31, 2025.
[11]	Commencement of offering of Class D shares.
[12]	Commencement of operations.
[13]	Commencement of offering of Class I shares.
[14]	Commencement of offering of Class Z shares.